As filed with the Securities and Exchange Commission on January 29, 2008

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417


                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Stephen C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                  (415)398-2727
--------------------------------------------------------------------------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments

CALIFORNIA INVESTMENT TRUST

CALIFORNIA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)

SECURITY DESCRIPTION                                               PAR VALUE       RATE          MATURITY             VALUE

LONG-TERM SECURITIES (95.29%)

BAY AREA TOLL AUTHORITY
Series F                                                              500,000       5.00%          4/1/2031             523,560

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded          1,695,000       7.00%         12/1/2011           1,928,368
Water System Revenue Bonds, Central Valley J-3; Unrefunded          2,070,000       7.00%         12/1/2011           2,354,998

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                 2,500,000       5.25%          1/1/2017           2,575,100
Revenue Bonds (Occidental College); Series 2005A                    3,165,000       5.00%         10/1/2030           3,298,057
Stanford University Revenue Bonds; Series P                         3,000,000       5.25%         12/1/2013           3,321,720

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health: Series A                                          3,000,000       5.00%         8/15/2036           2,959,260
UniHealth America; Certificates of Participation; 1993 Series A     2,160,000       5.50%         10/1/2014           2,385,007

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series 2004A & B                           2,000,000       5.00%          7/1/2016           2,112,660
Economic Recovery Bonds; Series B                                   2,000,000       3.50%          7/1/2023           2,001,580
General Obligation Bonds                                            2,000,000       5.00%          6/1/2033           2,022,440
General Obligation Bonds; 2005                                      4,000,000       5.00%          5/1/2027           4,071,760
Variable Purpose                                                    2,000,000       5.00%          3/1/2028           2,035,040

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                     2,090,000       7.25%          8/1/2009           2,217,218

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds; Series E                                       1,715,000       6.25%         10/1/2012           1,849,302

CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing, 2001                              1,080,000       5.00%          9/1/2016           1,135,134

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover                              2,975,000       5.25%          9/1/2023           3,354,164

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation                                       1,000,000       6.00%          7/1/2012           1,085,790

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C                                             2,000,000       0.00%          8/1/2027             770,320

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 1996 Series A                   2,555,000       6.60%          8/1/2016           2,803,091
Series General Obligation Refunding Bonds; 2004 Series A            2,890,000       5.00%          8/1/2026           3,030,425

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                        1,015,000       7.30%          9/1/2009           1,080,599

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A                                       4,000,000       5.00%         12/1/2027           4,114,160

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds; 1993 Series A                                  2,500,000       6.00%         8/15/2010           2,674,025

LOS ANGELES, COUNTY OF
Certificates of Participation                                       1,060,000       5.00%         12/1/2010           1,109,873

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991; Series B                   2,865,000       6.50%          7/1/2010           2,997,936

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1997 Series A                             2,450,000       6.00%          7/1/2014           2,822,964

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                            2,000,000       5.00%          6/1/2028           2,035,980

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water System Revenue Bonds, 2005 Series A                           2,000,000       5.00%          3/1/2016           2,187,640

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                  1,500,000       6.13%          7/1/2013           1,637,820

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005                2,000,000       5.00%          8/1/2028           2,079,140

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                 2,000,000       5.50%          2/1/2014           2,130,000
Central District Redevelopment Project; Series 2005                 1,000,000       5.00%          9/1/2022           1,046,340

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007                                      1,000,000       5.00%         2/15/2024             971,800

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005                                  1,000,000       5.00%          9/1/2030           1,021,840

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A                                       2,000,000       5.00%         12/1/2036           2,079,360

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH.
Special Tax Revenue Bonds; 1996 Series A                            1,575,000       6.00%          9/1/2016           1,833,788

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                      2,950,000       6.75%          7/1/2011           3,291,433

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                             1,440,000       5.25%          7/1/2016           1,614,672

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                               2,500,000       5.70%          8/1/2022           2,645,900

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                        2,000,000       6.00%        11/15/2012           2,235,400
Lease Revenue Refunding Bonds; 1997 Series A                        1,750,000       5.75%        11/15/2013           1,965,373

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project, 1992 Tax Allocation Refunding Bonds         2,560,000       7.00%          7/1/2010           2,700,672

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                 1,045,000       7.25%          8/1/2010           1,148,121

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds                           2,500,000       0.00%          8/1/2029             866,500

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A                                             2,000,000       5.00%          8/1/2032           2,099,020

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B                                             1,000,000       5.00%          8/1/2027           1,049,260

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                        1,815,000       5.00%        11/15/2012           1,942,177

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                         2,400,000       6.00%          8/1/2011           2,576,112

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                         3,585,000       6.75%          7/1/2013           4,147,773

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                            2,500,000       5.13%         12/1/2016           2,643,250

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B              635,000       5.00%          1/1/2024             697,643
School Construction Project; Unrefunded; 2005 Series B              1,345,000       5.00%          1/1/2024           1,393,622

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A                                             2,000,000       5.00%          8/1/2030           2,094,399

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B                 3,595,000       0.00%          9/1/2029           1,272,449
                                                                                                             ------------------
Total Long-Term Securities (Cost $111,776,054)                                                                      116,042,035
                                                                                                             ------------------

VARIABLE RATE DEMAND NOTES* (3.24%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series B-5                                                          1,000,000       2.55%         12/2/2003           1,000,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
The J. Paul Getty Trust                                               600,000       2.45%         12/2/2003             600,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                   400,000       2.55%         12/2/2003             400,000
Economic Recovery Bonds; Series C-3                                   200,000       2.55%         12/2/2003             200,000
Series A-3                                                          1,500,000       2.55%         12/2/2003           1,500,000

CITY OF IRVINE, ASSESMENT DISTRICT 93-14
Limited Obligation Improvement Bonds                                  241,000       2.53%         12/2/2003             241,000
                                                                                                             ------------------
Total Variable Rate Demand Notes (Cost $3,941,000)                                                                    3,941,000
                                                                                                             ------------------
Total Investments (Cost $115,717,054) (a) (98.53%)                                                                  119,983,035
Other Net Assets (1.47%)                                                                                              1,793,782
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                121,776,817
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $116,262,149. At November
30, 2007, unrealized appreciation (depreciation) of securities for federal income taxpruposes is as follows:

Unrealized Appreciation                                                                                               4,945,059
Unrealized Depreciation                                                                                                (679,078)
                                                                                                             ------------------
Net unrealized appreciation                                                                                           4,265,981
                                                                                                             ------------------

* Stated maturity reflects next reset date



CALIFORNIA INSURED INTERMEDIATE FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)



LONG-TERM SECURITIES (88.85%)

ANAHEIM PUBLIC FINANCIAL AUTHORITY
Convention Center Project; Series A                                   500,000      5.250%          8/1/2013             539,605

BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
Lease Revenue Refunding; Series A                                     500,000      5.250%          6/1/2013             547,460

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                500,000      5.600%         10/1/2010             532,265

CALIFORNIA STATE PUBLIC WORKS BOARD
CA State Prison -- Lassen County; 2001 Series A                       400,000      5.250%          6/1/2011             425,904
Lease Revenue Refunding Bonds; 2001 Series A                          500,000      5.250%          6/1/2012             539,660

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects; Series 1994A                       300,000      7.250%          8/1/2009             318,261
Water System Improvement Projects; Series 2001A                       500,000      6.000%          8/1/2012             544,635

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds; Series C                              400,000      6.150%          2/1/2009             413,016

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                    500,000      5.000%          5/1/2012             535,165

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                               550,000      5.250%          7/1/2012             585,783

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005                               500,000      5.500%          8/1/2012             547,215

FRESNO, CITY OF
Water System Revenue Refunding; Series A                              500,000      6.000%          6/1/2011             545,040

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                  530,000      5.200%         11/1/2009             543,001

LOS ANGELES , CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001A               500,000      5.000%          2/1/2008             501,410

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds; Series A                                     500,000      5.500%          7/1/2008             506,345

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                             500,000      5.250%          7/1/2014             532,010

LOS ANGELES UNIFIED SCHOOL DISTRICT
Election of 2004; Series F                                            500,000      5.000%          7/1/2010             522,405

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                             400,000      6.900%         6/30/2008             408,048

MONTEREY, COUNTY OF
Certificates of Participation                                         600,000      5.250%          8/1/2014             641,808

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
2005 General Obligation Refunding Bonds                               500,000      5.000%          8/1/2014             547,605
General Obligation Bonds; 2002 Series A                               500,000      5.000%          8/1/2012             536,930

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                       500,000      5.500%         10/1/2012             548,305

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue 2nd Series, Series A                      325,000      5.000%         2/15/2009             331,669

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A                          500,000      5.000%          7/1/2015             544,015

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds; Series A                               500,000      5.100%         5/15/2010             505,700

SAN FRANCISCO AIRPORT COMMISSION
San Francisco International Airport Revenue Second; Series B          450,000      5.500%          5/1/2009             458,298

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Water Revenue Refunding Bonds; Series B                               500,000      5.000%         11/1/2013             537,425

SANTA CLARA COUNTY FINANCING AUTHORITY
Water Revenue Refunding Bonds; Series B                               400,000      5.500%         5/15/2010             421,288

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A                       500,000      5.500%          1/1/2013             550,855

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Multiple Purpose Projects; Series O                                   500,000      5.750%          9/1/2010             533,040

WALNUT, CITY OF
Public Financing Authority Tax Allocation                             500,000      5.375%          9/1/2013             540,180

                                                                                                             ------------------
Total Long-Term Securities (Cost $15,605,812)                                                                        15,784,346
                                                                                                             ------------------

VARIABLE RATE DEMAND NOTES* (9.29%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Series B-5                                                            100,000      2.550%         12/2/2003             100,000

IRVINE, CITY OF
Limited Obligation Improvement Bonds, Assesment District No. 93-14    500,000      2.600%         12/2/2003             500,000
Limited Obligation Improvement Bonds, Assesment District No. 97-16    250,000      2.530%         12/2/2003             250,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-3                                   600,000      2.550%         12/2/2003             600,000
General Obligation: Series A-3                                        200,000      2.550%         12/2/2003             200,000

                                                                                                             ------------------
Total Variable Rate Demand Notes (Cost $1,650,000)                                                                    1,650,000
                                                                                                             ------------------

Total Investments (Cost $17,255,812) (a) (98.14%)                                                                    17,434,346
Other Net Assets (1.86%)                                                                                                330,124
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                 17,764,470
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $17,255,812. At November
30, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

Unrealized Appreciation                                                                                                 196,363
Unrealized Depreciation                                                                                                 (17,829)
                                                                                                             ------------------
Net unrealized appreciation                                                                                             178,534
                                                                                                             ------------------

* Stated maturity reflects next reset date


CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)


VARIABLE RATE DEMAND NOTES* (75.70%)

ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
Revenue Bonds                                                       1,475,000       3.45%         12/5/2003           1,475,000

AZUSA UNIFIED SCHOOL DISTRICT
School Facility Bridge Funding Program                              2,000,000       3.50%         12/5/2003           2,000,000

BAY AREA TOLL AUTHORITY
San Francisco Bay Area; Series B                                    5,000,000       3.35%         12/5/2003           5,000,000

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B-4                              2,050,000       3.50%         12/2/2003           2,050,000
Power Supply Revenue Bonds; Series C-8                              2,000,000       3.48%         12/5/2003           2,000,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Health Facility - Catholic West                                       100,000       3.47%         12/4/2003             100,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Cathedral High School Project                                       1,000,000       3.33%         12/4/2003           1,000,000
Gemological Institute of America; Special Tax; Series 2001          1,900,000       3.48%         12/5/2003           1,900,000

CALIFORNIA, STATE OF
Economic Recovery Bonds; Series C-2                                 1,100,000       3.38%         12/2/2003           1,100,000
Economic Recovery Bonds; Series C-3                                 1,700,000       3.38%         12/2/2003           1,700,000
General Obligation Bonds; Series A-2                                1,500,000       3.49%         12/2/2003           1,500,000
General Obligation Bonds; Series A-3                                  500,000       3.38%         12/2/2003             500,000
General Obligation Bonds; Series C-1                                2,000,000       3.42%         12/5/2003           2,000,000
Kindergarten-Univ; Series A-7                                       2,000,000       3.42%         12/5/2003           2,000,000
Kindergarten-Univ; Series B-3                                       1,300,000       3.46%         12/2/2003           1,300,000

East Bay Municipal Utility District
Series B-1                                                          3,800,000       3.46%         12/4/2003           3,800,000

IRVINE RANCH WATER DISTRICT
Consolidated Series 1991; Districts 105, 250, 290                     400,000       3.44%         12/2/2003             400,000
General Obligation; Consolidated Series                               130,000       3.44%         12/2/2003             130,000
General Obligation; Consolidated Series 1993                          850,000       3.46%         12/2/2003             850,000
Sewer Bonds; 1988 Series A; District 282                              400,000       3.36%         12/2/2003             400,000

IRVINE, CITY OF
Assessment District 93-14                                           2,600,000       3.36%         12/2/2003           2,600,000
Assessment District 94-15                                             500,000       3.46%         12/2/2003             500,000
Assessment District 97-16                                             900,000       3.46%         12/2/2003             900,000

LOS ANGELES COUNTY HOUSING AUTHORITY
Rowland Heights Preservation; Series A                              1,400,000       3.55%         12/4/2003           1,400,000

LOS ANGELES WASTEWATER SYSTEMS
Series A                                                              980,000       3.50%         12/5/2003             980,000
Series B-1                                                          3,000,000       3.42%         12/5/2003           3,000,000

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds; 1992; Series A                   3,000,000       3.50%         12/5/2003           3,000,000
Tax Refunding Bonds; Series A                                         600,000       3.45%         12/4/2003             600,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Series B-2                                                            700,000       3.46%         12/2/2003             700,000

LOS ANGELES UNIFIED SCHOOL DISTRICT
Belmont Learning Complex; Series A                                  1,300,000       3.43%         12/4/2003           1,300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series B-3                                                            400,000       3.38%         12/2/2003             400,000
Series C-2                                                          2,900,000       3.50%         12/2/2003           2,900,000
Water Revenue Refunding Bonds; 1996 Series A                        1,685,000       3.47%         12/5/2003           1,685,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC                                                 1,260,000       3.48%         12/4/2003           1,260,000
Revenue Bonds, Village Niguel, Issue AA of 1985                     1,800,000       3.48%         12/4/2003           1,800,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                1,100,000       3.47%         12/2/2003           1,100,000
Series A                                                            1,900,000       3.47%         12/2/2003           1,900,000
Series B                                                              200,000       3.47%         12/2/2003             200,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; Series A                             2,000,000       3.45%         12/4/2003           2,000,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5, Special Tax                     2,000,000       3.50%         12/4/2003           2,000,000

SAN FRANCISCO CITY & COUNTY FINANCE CORP.
Moscone Center Expansion Project; Series 2000-3                     1,985,000       3.35%         12/5/2003           1,985,000

SAN FRANCISCO, CITY AND COUNTY
Laguna Honda Hospital; Series B                                     1,495,000       3.35%         12/5/2003           1,495,000
Refunding Bonds; Series 33J                                         3,400,000       3.45%         12/4/2003           3,400,000

SAN JOSE - SANTA CLARA CLEAN WATER FINANCING AUTHORITY
Variable Rate Sewer Revenue Refunding Bonds Series 2005B            1,500,000       3.43%         12/4/2003           1,500,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                             1,720,000       3.42%         12/5/2003           1,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Southern Transmission                                                 500,000       3.46%         12/4/2003             500,000

TRACY, CITY OF
Sycamore: 7/03                                                      1,000,000       3.45%         12/5/2003           1,000,000

TUSTIN, CITY OF
Reassessment District No. 95-2; Series A                            1,700,000       3.46%         12/2/2003           1,700,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Regional Wastewater Treatment Bonds, 1996                             500,000       3.47%         12/2/2003             500,000

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
School Facility Bridge Funding Program                              2,000,000       3.50%         12/5/2003           2,000,000

                                                                                                             ------------------
Total Variable Rate Demand Notes (Cost $77,230,000)                                                                  77,230,000
                                                                                                             ------------------

TAX AND REVENUE ANTICIPATION NOTES (15.50%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
2007-2008; Series A                                                 1,750,000       4.25%          7/1/2008           1,756,185

CALIFORNIA, STATE OF
Revenue Anticipation Notes                                          2,000,000       4.00%         6/30/2008           2,007,170

CONTRA COSTA, COUNTY OF
Tax and Revenue Anticipation Notes; Series A                        2,000,000       4.50%        12/11/2007           2,000,539

LOS ANGELES, CITY OF
Tax and Revenue Anticipation Notes                                  2,000,000       4.50%         6/30/2008           2,009,498

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes                                  3,000,000       4.50%         6/30/2008           3,014,960

SACRAMENTO, COUNTY OF
Tax and Revenue Anticipation Notes                                  2,000,000       4.25%          7/9/2008           2,007,049

SAN DIEGO COUNTY AND SCHOOL DISTRICT
Series A                                                            1,000,000       4.50%         6/30/2008           1,005,077

VENTURA, COUNTY OF
Tax and Revenue Anticipation Notes                                  2,000,000       4.50%          7/1/2008           2,010,089

                                                                                                             ------------------
Total Tax and Revenue Anticipation Notes (Cost $15,810,567)                                                          15,810,567
                                                                                                             ------------------


COMMERCIAL PAPER (8.82%)

CHINO BASIN
Certificates of Participation                                       1,000,000       3.28%          1/8/2004           1,000,000
Certificates of Participation                                       1,000,000       3.30%          1/8/2004           1,000,000

CONTRA COSTA COUNTY WATER
Certificates of Participation                                       2,000,000       3.40%         12/4/2003           2,000,000

RIVERSIDE COUNTY TEETER
Commerical Paper Notes                                              2,000,000       3.26%          2/4/2004           2,000,000

UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
Commerical Paper Notes: Series A                                    3,000,000       3.43%         12/4/2003           3,000,000

                                                                                                             ------------------
Total Commercial Paper (Cost $9,000,000)                                                                              9,000,000
                                                                                                             ------------------

Total Investments (Cost $102,040,567) (a) (100.02%)                                                                 102,040,567
Other Net Liabilities (-0.02%)                                                                                          (16,076)
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                102,024,491
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $102,040,567.

* Stated maturity reflects next reset date



U.S. GOVERNMENT SECURITIES FUND PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)


Government National Mortgage Association (69.60%)
                                                                      101,051       6.00%         4/15/2014             103,448
                                                                      141,725       6.00%         4/15/2014             145,088
                                                                      145,537       6.00%         4/15/2016             149,014
                                                                      126,825       6.50%         4/15/2016             130,881
                                                                      111,554       6.00%         5/15/2016             114,220
                                                                      812,509       5.00%         2/15/2018             814,276
                                                                      540,386       5.00%         4/15/2018             541,561
                                                                      977,882       5.00%         9/15/2018             980,008
                                                                        9,404      10.00%         9/15/2018              10,908
                                                                       28,401       9.00%        10/15/2018              30,694
                                                                    1,063,987       5.00%         1/15/2019           1,065,745
                                                                    1,296,341       5.00%         2/15/2019           1,298,482
                                                                    1,307,287       5.00%         7/15/2020           1,308,442
                                                                      658,621       5.50%         1/15/2025             679,052
                                                                      642,776       6.00%         1/15/2026             662,156
                                                                    1,396,587       4.50%        12/20/2034           1,399,224
                                                                    1,457,181       4.75%         7/20/2035           1,477,063
                                                                      863,227       4.50%         8/20/2035             869,044
                                                                    3,715,630       5.50%         4/15/2036           3,766,984
                                                                    3,105,951       4.50%         7/20/2037           3,097,231
                                                                                                             ------------------
Total Government National Mortgage Association (Cost $18,517,820)                                                    18,643,521
                                                                                                             ------------------

United States Treasury Bills (8.18%)
                                                                    1,100,000                    12/20/2007           1,097,851
                                                                      200,000                     1/17/2008             199,004
                                                                      900,000                     2/21/2008             893,894
                                                                                                             ------------------
Total United States Treasury Bills (Cost $2,190,418)                                                                  2,190,749
                                                                                                             ------------------

United States Treasury Bonds (13.86%)
                                                                    3,000,000       7.25%         5/14/2012           3,711,330
                                                                                                             ------------------
Total United States Treasury Bonds (Cost $3,545,077)                                                                  3,711,330
                                                                                                             ------------------

United States Treasury Notes (7.82%)
                                                                    2,100,000      2.625%         5/14/2014           2,094,259
                                                                                                             ------------------
Total United States Treasury Notes (Cost $2,085,720)                                                                  2,094,259
                                                                                                             ------------------

Money Fund (0.27%)
                                                                                                             ------------------
California Investment Trust - The United States Treasury Trust         71,901                                            71,901
                                                                                                             ------------------

Total Investments (Cost $26,410,936) (a) (99.73%)                                                                    26,711,760
Other Net Assets (0.27%)                                                                                                 72,897
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                 26,784,657
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $26,410,936. At November
30, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

Unrealized Appreciation                                                                                                 449,962
Unrealized Depreciation                                                                                                (149,138)
                                                                                                             ------------------
Net unrealized appreciation                                                                                             300,824
                                                                                                             ------------------



SHORT-TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)


Government National Mortgage Association (6.74%)
                                                                      299,097       4.00%         6/20/2034             300,118
                                                                      478,641       4.50%        11/20/2034             479,637
                                                                                                             ------------------
Total Government National Mortgage Association (Cost $783,337)                                                          779,755
                                                                                                             ------------------

 United States Treasury Bills (0.86%)
                                                                      100,000                    12/20/2007              99,809
                                                                                                             ------------------
Total United States Treasury Bills (Cost $99,809)                                                                        99,809
                                                                                                             ------------------

United States Treasury Notes (90.95%)
                                                                      300,000      3.125%        10/15/2008             299,742
                                                                      300,000      4.375%        11/15/2008             303,164
                                                                      300,000      3.375%        12/15/2008             301,008
                                                                      200,000      4.750%        12/31/2008             203,406
                                                                      500,000      3.250%         1/15/2009             501,172
                                                                      500,000      4.500%         2/15/2009             508,282
                                                                      500,000      2.625%         3/15/2009             497,188
                                                                      600,000      4.500%         3/31/2009             611,063
                                                                      500,000      4.500%         4/30/2009             509,844
                                                                      500,000      4.875%         5/15/2009             512,969
                                                                      400,000      4.000%         6/15/2009             405,750
                                                                      300,000      3.625%         7/15/2009             302,649
                                                                      200,000      3.500%         8/15/2009             201,500
                                                                      900,000      4.875%         8/15/2009             926,579
                                                                      100,000      3.375%         9/15/2009             100,586
                                                                      100,000      3.375%        10/15/2009             100,641
                                                                      400,000      4.625%        11/15/2009             412,313
                                                                      100,000      3.500%        12/15/2009             100,992
                                                                      300,000      3.625%         1/15/2010             303,891
                                                                      300,000      6.500%         2/15/2010             321,867
                                                                      600,000      4.750%         2/15/2010             622,126
                                                                      300,000      4.000%         3/15/2010             306,516
                                                                      200,000      4.000%         4/15/2010             204,516
                                                                    1,200,000      4.500%         5/15/2010           1,242,845
                                                                      700,000      3.875%         7/15/2010             715,367
                                                                                                             ------------------
Total United States Treasury Notes (Cost $10,251,034)                                                                10,515,976
                                                                                                             ------------------

Money Fund (0.61%)
                                                                                                             ------------------
California Investment Trust - The United States Treasury Trust         70,826                                            70,826
                                                                                                             ------------------

Total Investments (Cost $11,205,006) (a) (99.16%)                                                                    11,466,366
Other Net Assets (0.84%)                                                                                                 96,787
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                 11,563,153
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $11,206,981. At November
30, 2007, unrealized appreciation (depreciation) of securities for federal income tax pruposes is as follows:

Unrealized Appreciation                                                                                                 263,502
Unrealized Depreciation                                                                                                  (4,117)
                                                                                                             ------------------
Net unrealized appreciation                                                                                             259,385
                                                                                                             ------------------



THE UNITED STATES TREASURY TRUST
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)


United States Treasury Bills (98.64%)
                                                                   15,500,000                    12/20/2007          15,469,345
                                                                   13,300,000                     1/17/2008          13,234,816
                                                                    9,300,000                     2/21/2008           9,233,561
                                                                                                             ------------------
Total United States Treasury Bills (Cost $37,937,722)                                                                37,937,722
                                                                                                             ------------------

Total Investments (Cost $37,937,722) (a) (98.64%)                                                                    37,937,722
Other Net Assets (1.36%)                                                                                                523,367
                                                                                                             ------------------
Net Assets (100.00%)                                                                                                 38,461,089
                                                                                                             ------------------

(a) Aggregate cost for federal income tax purposes is $37,937,722.

S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (97.02%)

Basic Materials (2.74%)                                                Shares              Value
Air Products & Chemicals Inc                                             1,787              176,984
Alcoa Inc                                                                7,434              270,375
Allegheny Technologies Inc                                                 854               83,479
Ashland Inc                                                                431               21,222
Dow Chemical Co/The                                                      7,985              334,891
Eastman Chemical Co                                                        710               45,589
Ecolab Inc                                                               1,453               69,599
EI Du Pont de Nemours & Co                                               7,723              356,416
Freeport-McMoRan Copper & Gold Inc                                       3,207              317,269
Hercules Inc                                                             1,129               21,914
International Flavors & Fragrances Inc                                     683               34,246
International Paper Co                                                   3,595              121,331
MeadWestvaco Corp                                                        1,512               49,699
Newmont Mining Corp                                                      3,766              187,133
Nucor Corp                                                               2,404              142,341
Plum Creek Timber Co Inc                                                 1,537               71,271
PPG Industries Inc                                                       1,387               95,204
Praxair Inc                                                              2,667              227,708
Rohm & Haas Co                                                           1,096               59,590
Sherwin-Williams Co/The                                                    934               58,683
Sigma-Aldrich Corp                                                       1,154               60,758
Temple-Inland Inc                                                          852               39,166
Titanium Metals Corp                                                       700               20,769
United States Steel Corp                                                   991               96,821
Weyerhaeuser Co                                                          1,867              136,627
                                                                                --------------------
Total Basic Materials                                                                     3,099,085
                                                                                --------------------

Communications (10.84%)
Akamai Technologies Inc*                                                 1,400               53,284
Amazon.Com Inc*                                                          2,600              235,456
AT&T Inc                                                                51,433            1,965,255
CBS Corp                                                                 5,761              158,024
CenturyTel Inc                                                           1,054               44,932
Ciena Corp*                                                                821               36,108
Cisco Systems Inc*                                                      51,369            1,439,359
Citizens Communications Co                                               3,037               39,420
Clear Channel Communications Inc                                         4,300              154,370
Comcast Corp*                                                           26,012              534,286
Corning Inc                                                             13,253              321,915
Dow Jones & Co Inc                                                         553               33,042
eBay Inc*                                                                9,603              321,989
Embarq Corp                                                              1,281               65,267
EW Scripps Co                                                              800               34,760
Expedia Inc*                                                             1,700               55,420
Gannett Co Inc                                                           2,073               76,183
Google Inc*                                                              1,900            1,316,700
IAC/InterActiveCorp*                                                     1,600               44,528
Interpublic Group of Cos Inc*                                            4,290               40,712
JDS Uniphase Corp*                                                       1,800               24,228
Juniper Networks Inc*                                                    4,300              127,796
McGraw-Hill Cos Inc/The                                                  2,816              138,209
Meredith Corp                                                              327               18,001
Monster Worldwide Inc*                                                   1,196               40,389
Motorola Inc                                                            19,535              311,974
New York Times Co/The                                                    1,459               24,074
News Corp                                                               19,461              410,043
Omnicom Group Inc                                                        2,762              134,648
Qualcomm Inc                                                            14,110              575,406
Qwest Communications International Inc*                                 13,871               91,965
Sprint Nextel Corp                                                      23,944              371,611
Symantec Corp*                                                           7,568              134,710
Tellabs Inc*                                                             3,680               25,613
Time Warner Inc                                                         31,421              542,326
Tribune Co                                                                 708               21,976
VeriSign Inc*                                                            2,100               85,890
Verizon Communications Inc                                              24,443            1,056,182
Viacom Inc*                                                              5,761              242,077
Walt Disney Co/The                                                      16,306              540,544
Windstream Corp                                                          4,013               51,968
Yahoo! Inc*                                                             11,316              303,382
                                                                                --------------------
Total Communications                                                                     12,244,022
                                                                                --------------------

Consumer, Cyclical (7.16%)
Abercrombie & Fitch Co                                                     700               57,428
AutoNation Inc*                                                          1,202               19,833
Autozone Inc*                                                              360               40,187
Bed Bath & Beyond Inc*                                                   2,427               76,329
Best Buy Co Inc                                                          2,966              151,414
Big Lots Inc*                                                              835               15,589
Brunswick Corp/DE                                                          956               19,493
Carnival Corp                                                            3,638              164,147
Centex Corp                                                              1,020               21,277
Cintas Corp                                                              1,157               37,012
Circuit City Stores Inc                                                  1,466                9,485
Coach Inc*                                                               3,180              118,105
Costco Wholesale Corp                                                    3,733              251,604
CVS Caremark Corp                                                       12,432              498,399
Darden Restaurants Inc                                                   1,181               46,992
Dillard's Inc                                                              552               11,255
DR Horton Inc                                                            2,596               31,074
Family Dollar Stores Inc                                                 1,287               30,309
Ford Motor Co*                                                          17,383              130,546
Gap Inc/The                                                              4,141               84,476
General Motors Corp                                                      4,903              146,256
Genuine Parts Co                                                         1,439               69,144
Goodyear Tire & Rubber Co/The*                                           1,764               50,715
Harley-Davidson Inc                                                      2,164              103,915
Harman International Industries Inc                                        500               36,800
Harrah's Entertainment Inc                                               1,535              135,187
Hasbro Inc                                                               1,349               37,462
Home Depot Inc                                                          14,210              405,838
International Game Technology                                            2,867              125,173
JC Penney Co Inc                                                         1,836               81,004
Johnson Controls Inc                                                     5,136              198,352
Jones Apparel Group Inc                                                    820               15,285
KB Home                                                                    776               16,211
Kohl's Corp*                                                             2,678              131,972
Leggett & Platt Inc                                                      1,520               31,282
Lennar Corp                                                              1,300               20,592
Liz Claiborne Inc                                                          876               21,979
Lowe's Cos Inc                                                          12,462              304,197
Ltd Brands Inc                                                           2,733               54,879
Macy's Inc                                                               3,640              107,926
Marriott International Inc/DE                                            2,718              101,925
Mattel Inc                                                               3,213               64,196
McDonald's Corp                                                         10,012              585,402
Newell Rubbermaid Inc                                                    2,365               63,335
Nike Inc                                                                 3,280              215,332
Nordstrom Inc                                                            1,658               55,609
Office Depot Inc*                                                        2,343               40,159
OfficeMax Inc                                                              700               17,451
Paccar Inc                                                               3,117              157,751
Polo Ralph Lauren Corp                                                     500               34,490
Pulte Homes Inc                                                          1,810               18,498
RadioShack Corp                                                          1,294               23,939
Sears Holdings Corp*                                                       677               71,430
Southwest Airlines Co                                                    6,485               91,763
Staples Inc                                                              6,039              143,124
Starbucks Corp*                                                          6,248              146,141
Starwood Hotels & Resorts Worldwide Inc                                  1,746               93,725
Target Corp                                                              7,141              428,888
Tiffany & Co                                                             1,141               52,977
TJX Cos Inc                                                              3,710              108,851
VF Corp                                                                    775               57,962
Walgreen Co                                                              8,361              305,929
Wal-Mart Stores Inc                                                     20,270              970,933
Wendy's International Inc                                                  696               19,509
Whirlpool Corp                                                             642               51,976
WW Grainger Inc                                                            597               52,715
Wyndham Worldwide Corp                                                   1,509               44,018
Yum! Brands Inc                                                          4,336              161,082
                                                                                --------------------
Total Consumer, Cyclical                                                                  8,088,233
                                                                                --------------------

Consumer, Non-Cyclical (20.81%)
Abbott Laboratories                                                     13,018              748,665
Aetna Inc                                                                4,350              243,078
Allergan Inc/United States                                               2,558              171,488
Altria Group Inc                                                        17,690            1,372,036
AmerisourceBergen Corp                                                   1,554               70,505
Amgen Inc*                                                               9,125              504,156
Anheuser-Busch Cos Inc                                                   6,277              330,923
Apollo Group Inc*                                                        1,216               93,048
Archer-Daniels-Midland Co                                                5,377              195,454
Avery Dennison Corp                                                        891               46,430
Avon Products Inc                                                        3,658              150,161
Barr Pharmaceuticals Inc*                                                  900               48,330
Baxter International Inc                                                 5,431              325,154
Becton Dickinson & Co                                                    2,048              169,431
Biogen Idec Inc*                                                         2,456              182,039
Boston Scientific Corp*                                                 11,263              142,252
Bristol-Myers Squibb Co                                                 16,657              493,547
Brown-Forman Corp                                                          679               47,965
Campbell Soup Co                                                         1,775               65,178
Cardinal Health Inc                                                      3,092              187,221
Celgene Corp*                                                            3,200              196,960
Clorox Co                                                                1,128               73,185
Coca-Cola Co/The                                                        16,728            1,038,809
Coca-Cola Enterprises Inc                                                2,339               60,744
Colgate-Palmolive Co                                                     4,325              346,346
ConAgra Foods Inc                                                        4,122              103,132
Constellation Brands Inc*                                                1,669               39,305
Convergys Corp*                                                          1,100               17,941
Coventry Health Care Inc*                                                1,300               75,244
Covidien Ltd                                                             4,158              166,777
CR Bard Inc                                                                884               74,725
Dean Foods Co                                                            1,100               27,434
Eli Lilly & Co                                                           8,327              440,915
Equifax Inc                                                              1,159               43,150
Estee Lauder Cos Inc/The                                                 1,100               49,368
Express Scripts Inc*                                                     2,164              146,611
Forest Laboratories Inc*                                                 2,726              105,087
Fortune Brands Inc                                                       1,241               95,123
General Mills Inc                                                        2,799              168,360
Genzyme Corp*                                                            2,172              162,748
Gilead Sciences Inc*                                                     7,850              365,339
H&R Block Inc                                                            2,712               53,372
Hershey Co/The                                                           1,533               61,182
HJ Heinz Co                                                              2,647              125,203
Hospira Inc*                                                             1,350               58,455
Humana Inc*                                                              1,388              106,918
Johnson & Johnson                                                       24,415            1,653,872
Kellogg Co                                                               2,222              120,077
Kimberly-Clark Corp                                                      3,593              250,827
King Pharmaceuticals Inc*                                                2,430               25,734
Kraft Foods Inc                                                         13,325              460,379
Kroger Co/The                                                            5,936              170,660
Laboratory Corp of America Holdings*                                     1,002               72,815
McCormick & Co Inc/MD                                                    1,075               41,076
McKesson Corp                                                            2,457              163,956
Medco Health Solutions Inc*                                              2,241              224,078
Medtronic Inc                                                            9,558              486,024
Merck & Co Inc                                                          18,353            1,089,434
Metavante Technologies Inc*                                                749               17,062
Millipore Corp*                                                            423               34,635
Molson Coors Brewing Co                                                  1,100               59,224
Monsanto Co                                                              4,620              459,089
Moody's Corp                                                             1,875               70,613
Mylan Inc                                                                2,107               30,299
Patterson Cos Inc*                                                       1,300               41,834
Paychex Inc                                                              2,899              113,061
Pepsi Bottling Group Inc                                                 1,328               56,666
PepsiCo Inc                                                             13,602            1,049,802
Pfizer Inc                                                              58,352            1,386,444
PharMerica Corp*                                                           146                2,151
Procter & Gamble Co                                                     26,337            1,948,938
Quest Diagnostics Inc                                                    1,280               70,477
Reynolds American Inc                                                    1,470              102,929
Robert Half International Inc                                            1,510               40,710
RR Donnelley & Sons Co                                                   1,958               71,780
Safeway Inc                                                              3,802              132,310
Sara Lee Corp                                                            6,096              102,596
Schering-Plough Corp                                                    13,595              425,524
St Jude Medical Inc*                                                     2,842              112,970
Stryker Corp                                                             1,954              141,919
SUPERVALU Inc                                                            1,839               76,999
SYSCO Corp                                                               5,149              167,394
Tenet Healthcare Corp*                                                   4,695               25,869
Tyson Foods Inc                                                          2,300               34,293
UnitedHealth Group Inc                                                  11,199              615,945
UST Inc                                                                  1,350               78,165
Varian Medical Systems Inc*                                              1,100               54,956
Watson Pharmaceuticals Inc*                                                836               24,503
WellPoint Inc*                                                           4,822              406,061
Western Union Co/The                                                     6,540              147,804
Whole Foods Market Inc                                                   1,300               55,913
WM Wrigley Jr Co                                                         1,858              118,912
Wyeth                                                                   11,329              556,254
Zimmer Holdings Inc*                                                     1,950              126,224
                                                                                --------------------
Total Consumer, Non-Cyclical                                                             23,508,751
                                                                                --------------------


Diversified (0.06%)
Leucadia National Corp                                                   1,400               65,744
                                                                                --------------------
Total Diversified                                                                            65,744
                                                                                --------------------

Energy (11.50%)
Anadarko Petroleum Corp                                                  3,918              221,759
Apache Corp                                                              2,784              269,463
Baker Hughes Inc                                                         2,675              214,722
BJ Services Co                                                           2,548               62,630
Chesapeake Energy Corp                                                   3,500              132,475
Chevron Corp                                                            17,977            1,577,841
ConocoPhillips                                                          13,681            1,095,027
Consol Energy Inc                                                        1,500               88,920
Devon Energy Corp                                                        3,775              312,608
Dynegy Inc*                                                              4,200               31,962
El Paso Corp                                                             5,972               96,030
ENSCO International Inc                                                  1,200               64,620
EOG Resources Inc                                                        2,086              172,679
Exxon Mobil Corp                                                        46,730            4,166,447
Halliburton Co                                                           7,462              273,184
Hess Corp                                                                2,293              163,307
Marathon Oil Corp                                                        5,982              334,394
Murphy Oil Corp                                                          1,600              114,432
Nabors Industries Ltd*                                                   2,404               64,668
National Oilwell Varco Inc*                                              2,988              203,632
Noble Corp                                                               2,216              115,520
Noble Energy Inc                                                         1,400              100,856
Occidental Petroleum Corp                                                7,010              489,088
Patriot Coal Corp*                                                         230                7,776
Peabody Energy Corp                                                      2,200              122,408
Questar Corp                                                             1,500               80,175
Rowan Cos Inc                                                              921               32,603
Schlumberger Ltd                                                        10,000              934,500
Smith International Inc                                                  1,700              106,624
Spectra Energy Corp                                                      5,340              131,578
Sunoco Inc                                                               1,006               67,503
Tesoro Corp                                                              1,200               59,016
Transocean Inc                                                           1,704              233,877
Valero Energy Corp                                                       4,652              302,706
Weatherford International Ltd*                                           2,800              175,336
Williams Cos Inc                                                         5,123              177,819
XTO Energy Inc                                                           3,249              200,853
                                                                                --------------------
Total Energy                                                                             12,999,038
                                                                                --------------------

Financial (17.92%)
ACE Ltd                                                                  2,736              163,695
Aflac Inc                                                                4,094              256,448
Allstate Corp/The                                                        4,885              249,721
AMBAC Financial Group Inc                                                  827               22,519
American Capital Strategies Ltd                                          1,600               60,176
American Express Co                                                      9,991              589,269
American International Group Inc                                        21,596            1,255,375
Ameriprise Financial Inc                                                 1,978              116,089
AON Corp                                                                 2,484              124,125
Apartment Investment & Management Co                                       795               31,617
Assurant Inc                                                               800               52,344
AvalonBay Communities Inc                                                  700               69,608
Bank of America Corp                                                    37,346            1,722,771
Bank of New York Mellon Corp/The                                         9,567              458,833
BB&T Corp                                                                4,620              166,690
Bear Stearns Cos Inc/The                                                   941               93,818
Boston Properties Inc                                                    1,000               98,420
Capital One Financial Corp                                               3,543              188,877
CB Richard Ellis Group Inc*                                              1,600               38,000
Charles Schwab Corp/The                                                  7,995              194,358
Chubb Corp                                                               3,356              183,070
Cigna Corp                                                               2,346              125,769
Cincinnati Financial Corp                                                1,551               62,009
CIT Group Inc                                                            1,717               45,672
Citigroup Inc                                                           41,911            1,395,636
CME Group Inc                                                              400              263,440
Comerica Inc                                                             1,331               60,933
Commerce Bancorp Inc/NJ                                                  1,700               67,694
Countrywide Financial Corp                                               5,126               55,463
Developers Diversified Realty Corp                                       1,000               44,410
Discover Financial Services                                              4,034               70,071
E*Trade Financial Corp*                                                  3,742               17,213
Equity Residential                                                       2,484               92,430
Federal National Mortgage Association                                    8,249              316,927
Federated Investors Inc                                                    848               34,590
Fifth Third Bancorp                                                      4,472              133,758
First Horizon National Corp                                              1,038               22,919
Franklin Resources Inc                                                   1,329              163,706
Freddie Mac                                                              5,500              192,885
General Growth Properties Inc                                            2,100               97,524
Genworth Financial Inc                                                   3,700               97,088
Goldman Sachs Group Inc/The                                              3,422              775,562
Hartford Financial Services Group Inc                                    2,634              251,073
Host Hotels & Resorts Inc                                                4,600               88,274
Hudson City Bancorp Inc                                                  4,300               65,446
Huntington Bancshares Inc/OH                                             3,125               49,031
IntercontinentalExchange Inc*                                              600              100,176
Janus Capital Group Inc                                                  1,377               46,226
JPMorgan Chase & Co                                                     28,524            1,301,265
Keycorp                                                                  3,287               86,580
Kimco Realty Corp                                                        2,100               82,929
Legg Mason Inc                                                           1,100               83,941
Lehman Brothers Holdings Inc                                             4,486              280,958
Lincoln National Corp                                                    2,289              140,934
Loews Corp                                                               3,768              180,073
M&T Bank Corp                                                              659               59,943
Marsh & McLennan Cos Inc                                                 4,530              113,794
Marshall & Ilsley Corp                                                   2,248               70,745
MBIA Inc                                                                 1,215               44,360
Merrill Lynch & Co Inc                                                   7,277              436,183
MetLife Inc                                                              6,247              409,741
MGIC Investment Corp                                                       844               19,851
Morgan Stanley                                                           8,869              467,574
National City Corp                                                       5,195              102,653
Northern Trust Corp                                                      1,583              128,207
NYSE Euronext                                                            2,200              190,520
PNC Financial Services Group Inc                                         2,926              214,212
Principal Financial Group Inc                                            2,207              144,536
Progressive Corp/The                                                     6,108              112,387
Prologis                                                                 2,148              140,522
Prudential Financial Inc                                                 3,888              366,016
Public Storage                                                           1,000               77,340
Regions Financial Corp                                                   5,885              155,541
Safeco Corp                                                                887               51,189
Simon Property Group Inc                                                 1,850              182,133
SLM Corp                                                                 3,509              133,623
Sovereign Bancorp Inc                                                    3,120               36,722
State Street Corp                                                        3,254              259,962
SunTrust Banks Inc                                                       2,946              206,544
Synovus Financial Corp                                                   2,906               72,330
T Rowe Price Group Inc                                                   2,226              136,854
Torchmark Corp                                                             787               48,542
Travelers Cos Inc/The                                                    5,538              294,123
Unum Group                                                               2,983               74,098
US Bancorp                                                              14,513              480,235
Vornado Realty Trust                                                     1,100               99,000
Wachovia Corp                                                           16,031              689,333
Washington Mutual Inc                                                    7,397              144,242
Wells Fargo & Co                                                        28,148              912,840
XL Capital Ltd                                                           1,549               90,663
Zions Bancorporation                                                       953               52,005
                                                                                --------------------
Total Financial                                                                          20,246,991
                                                                                --------------------


Industrial (11.58%)
3M Co                                                                    6,054              504,056
Agilent Technologies Inc*                                                3,215              121,623
Allied Waste Industries Inc*                                             2,502               28,548
Applera Corp - Applied Biosystems Group                                  1,572               53,700
Ball Corp                                                                  990               45,788
Bemis Co Inc                                                               906               24,580
Black & Decker Corp                                                        525               43,391
Boeing Co                                                                6,596              610,394
Burlington Northern Santa Fe Corp                                        2,482              207,297
Caterpillar Inc                                                          5,388              387,397
CH Robinson Worldwide Inc                                                1,500               77,325
Cooper Industries Ltd                                                    1,506               75,631
CSX Corp                                                                 3,718              156,156
Cummins Inc                                                                894              104,509
Danaher Corp                                                             2,083              180,846
Deere & Co                                                               1,855              318,689
Dover Corp                                                               1,842               85,248
Eastman Kodak Co                                                         2,384               55,976
Eaton Corp                                                               1,240              110,744
Emerson Electric Co                                                      6,662              379,867
Expeditors International Washington Inc                                  1,800               84,456
FedEx Corp                                                               2,638              259,764
Fluor Corp                                                                 774              113,910
General Dynamics Corp                                                    3,402              302,030
General Electric Co                                                     85,969            3,291,753
Goodrich Corp                                                            1,031               73,500
Honeywell International Inc                                              6,297              356,536
Illinois Tool Works Inc                                                  3,558              197,469
Ingersoll-Rand Co Ltd                                                    2,452              126,621
ITT Corp                                                                 1,498               96,531
Jabil Circuit Inc                                                        1,699               28,798
Jacobs Engineering Group Inc*                                            1,000               83,770
L-3 Communications Holdings Inc                                          1,034              114,412
Lockheed Martin Corp                                                     2,915              322,603
Masco Corp                                                               3,084               69,082
Molex Inc                                                                1,295               35,690
Norfolk Southern Corp                                                    3,284              168,174
Northrop Grumman Corp                                                    2,931              230,933
Pactiv Corp*                                                             1,193               30,302
Pall Corp                                                                1,025               39,206
Parker Hannifin Corp                                                     1,509              119,860
PerkinElmer Inc                                                          1,021               27,853
Precision Castparts Corp                                                 1,200              176,808
Raytheon Co                                                              3,648              225,629
Rockwell Automation Inc/DE                                               1,270               86,220
Rockwell Collins Inc                                                     1,357               97,867
Ryder System Inc                                                           477               20,683
Sealed Air Corp                                                          1,582               36,971
Snap-On Inc                                                                609               29,768
Stanley Works/The                                                          670               34,941
Terex Corp*                                                                900               58,005
Textron Inc                                                              2,066              142,657
Thermo Fisher Scientific Inc*                                            3,610              208,080
Trane Inc                                                                1,457               53,486
Tyco Electronics Ltd                                                     4,158              155,468
Tyco International Ltd                                                   4,158              166,861
Union Pacific Corp                                                       2,202              277,760
United Parcel Service Inc                                                8,844              651,626
United Technologies Corp                                                 8,381              626,647
Vulcan Materials Co                                                        768               68,198
Waste Management Inc                                                     4,328              148,537
Waters Corp*                                                               883               68,909
                                                                                --------------------
Total Industrial                                                                         13,080,139
                                                                                --------------------

Technology (11.05%)
Adobe Systems Inc*                                                       5,034              212,133
Advanced Micro Devices Inc*                                              4,487               43,793
Affiliated Computer Services Inc*                                          805               33,778
Altera Corp                                                              3,100               58,218
Analog Devices Inc                                                       2,580               79,412
Apple Inc*                                                               7,368            1,342,597
Applied Materials Inc                                                   11,609              218,597
Autodesk Inc*                                                            1,888               88,906
Automatic Data Processing Inc                                            4,474              201,598
BMC Software Inc*                                                        1,733               57,328
Broadcom Corp*                                                           3,953              105,703
CA Inc                                                                   3,290               80,572
Citrix Systems Inc*                                                      1,544               57,097
Cognizant Technology Solutions Corp*                                     2,400               74,640
Computer Sciences Corp*                                                  1,490               78,702
Compuware Corp*                                                          2,795               23,087
Dell Inc*                                                               19,135              469,573
DIRECTV Group Inc/The*                                                   6,400              159,168
Electronic Arts Inc*                                                     2,629              147,724
Electronic Data Systems Corp                                             4,289               86,895
EMC Corp/Massachusetts*                                                 17,660              340,308
Fidelity National Information Services Inc                               1,400               60,508
Fiserv Inc*                                                              1,368               70,219
Hewlett-Packard Co                                                      21,681            1,109,200
IMS Health Inc                                                           1,733               40,466
Intel Corp                                                              49,189            1,282,849
International Business Machines Corp                                    11,415            1,200,630
Intuit Inc*                                                              2,806               82,272
Kla-Tencor Corp                                                          1,659               79,765
Lexmark International Inc*                                                 856               29,857
Linear Technology Corp                                                   1,917               58,392
LSI Corp*                                                                6,000               33,300
MEMC Electronic Materials Inc*                                           1,900              147,402
Microchip Technology Inc                                                 1,800               51,822
Micron Technology Inc*                                                   6,262               52,100
Microsoft Corp                                                          67,982            2,284,195
National Semiconductor Corp                                              2,003               45,789
Network Appliance Inc*                                                   2,959               73,117
Novell Inc*                                                              2,982               20,934
Novellus Systems Inc*                                                    1,106               28,767
Nvidia Corp*                                                             4,572              144,201
Oracle Corp*                                                            33,152              669,007
Pitney Bowes Inc                                                         1,820               70,070
QLogic Corp*                                                             1,486               20,091
SanDisk Corp*                                                            2,000               74,880
Sun Microsystems Inc                                                     7,459              154,998
Teradata Corp*                                                           1,575               40,887
Teradyne Inc*                                                            2,030               22,107
Texas Instruments Inc                                                   12,083              381,460
Unisys Corp*                                                             3,371               16,720
Xerox Corp*                                                              7,856              132,609
Xilinx Inc                                                               2,504               54,838
                                                                               --------------------
Total Technology                                                                         12,493,281
                                                                               --------------------

Utilities (3.36%)
AES Corp/The*                                                            5,611              122,600
Allegheny Energy Inc                                                     1,381               83,896
Ameren Corp                                                              1,712               92,191
American Electric Power Co Inc                                           3,369              160,600
Centerpoint Energy Inc                                                   2,697               48,141
CMS Energy Corp                                                          2,062               35,941
Consolidated Edison Inc                                                  2,227              107,898
Constellation Energy Group Inc                                           1,472              147,509
Dominion Resources Inc/VA                                                4,860              229,538
DTE Energy Co                                                            1,568               76,910
Duke Energy Corp                                                        10,582              209,418
Edison International                                                     2,778              155,512
Entergy Corp                                                             1,678              200,588
Exelon Corp                                                              5,694              461,613
FirstEnergy Corp                                                         2,518              172,634
FPL Group Inc                                                            3,378              235,649
Integrys Energy Group Inc                                                  615               31,371
Nicor Inc                                                                  460               19,384
NiSource Inc                                                             2,493               46,145
PG&E Corp                                                                3,092              143,067
Pinnacle West Capital Corp                                                 969               41,531
PPL Corp                                                                 3,232              164,703
Progress Energy Inc                                                      2,285              111,554
Public Service Enterprise Group Inc                                      2,191              209,766
Sempra Energy                                                            2,196              137,514
Southern Co                                                              6,412              241,219
TECO Energy Inc                                                          1,982               34,328
Xcel Energy Inc                                                          3,728               86,155
Total Utilities                                                                           3,807,375
                                                                               --------------------

Total Common Stock (Cost $70,590,927)                                                   109,632,659
                                                                               --------------------

Short-Term Investments (2.74%)

Money Fund (0.09%)
California Investment Trust - The United States Treasury Trust          98,592               98,592
                                                                               --------------------

United States Treasury Bills (2.65%)                                 Par Value
United States Treasury Bill 12/06/2007                               2,500,000            2,498,660
United States Treasury Bill 12/20/2007                                 400,000              399,243
United States Treasury Bill 02/28/2008                                 100,000               99,255
                                                                               --------------------
Total United States Treasury Bills                                                        2,997,158
                                                                               --------------------
Total Short-Term Investments (Cost $3,095,750)                                            3,095,750
                                                                               --------------------

Total Investments (Cost $73,686,650) (a) (99.76%)                                       112,728,409
Other Net Assets (0.24%)                                                                    267,150
                                                                               --------------------
Net Assets (100.00%)                                                                    112,995,559
                                                                               --------------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $74,274,811. At 11/30/2007, unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                  44,116,187
Unrealized (Depreciation)                                                                (5,660,573)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                               38,455,614
                                                                               --------------------

December 2007 S&P 500 INDEX FUTURES HELD                                     9
Unrealized Appreciation (Depreciation)                             $   (57,466)



S&P MIDCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (97.95%)

Basic Materials (6.88%)                                                Shares                Value
Airgas Inc                                                              12,148              601,083
Albemarle Corp                                                          12,272              541,686
Cabot Corp                                                              10,035              345,405
Carpenter Technology Corp                                                8,600              648,870
CF Industries Holdings Inc                                               7,900              718,742
Chemtura Corp                                                           37,500              281,250
Cleveland-Cliffs Inc                                                     2,700              243,540
Cytec Industries Inc                                                     6,464              396,502
Ferro Corp                                                               6,436              136,379
FMC Corp                                                                11,868              649,417
KBR Inc*                                                                26,200            1,043,284
Louisiana-Pacific Corp                                                  16,300              250,694
Lubrizol Corp                                                           10,701              686,362
Lyondell Chemical Co                                                    33,354            1,574,309
Minerals Technologies Inc                                                3,079              205,985
Olin Corp                                                               11,342              237,501
Potlatch Corp                                                            5,863              269,170
Rayonier Inc                                                            11,896              551,736
Reliance Steel & Aluminum Co                                            10,000              515,900
RPM International Inc                                                   18,583              354,006
Sensient Technologies Corp                                               7,064              195,461
Steel Dynamics Inc                                                      13,582              683,310
Terra Industries Inc*                                                   15,200              574,256
Valspar Corp                                                            15,848              357,214
                                                                               --------------------
Total Basic Material                                                                     12,062,062
                                                                               --------------------

Communications (5.74%)
3Com Corp*                                                              61,772              266,237
ADC Telecommunications Inc*                                              8,600              142,416
Adtran Inc                                                               9,817              212,931
Andrew Corp*                                                            24,200              354,772
Avocent Corp*                                                            7,775              193,598
Belo Corp                                                               13,313              220,463
Checkfree Corp*                                                         13,794              656,594
Cincinnati Bell Inc*                                                    39,100              186,116
CommScope Inc*                                                           9,175              371,588
Digital River Inc*                                                       6,400              247,488
Entercom Communications Corp                                             4,243               69,118
F5 Networks Inc*                                                        12,602              332,945
Getty Images Inc*                                                        3,300               96,195
Harris Corp                                                             20,774            1,303,984
Harte-Hanks Inc                                                          7,584              127,411
John Wiley & Sons Inc                                                    6,800              286,620
Lamar Advertising Co                                                     6,200              322,462
Lee Enterprises Inc                                                      7,207              100,898
McAfee Inc*                                                             24,735              963,428
Media General Inc                                                        3,793               93,953
NetFlix Inc*                                                             9,400              217,140
NeuStar Inc*                                                            10,000              317,700
Plantronics Inc                                                          7,361              197,643
Polycom Inc*                                                            14,123              342,765
Powerwave Technologies Inc*                                             19,748               81,757
RF Micro Devices Inc*                                                   30,036              173,608
Scholastic Corp*                                                         4,026              141,876
Telephone & Data Systems Inc                                            16,193            1,008,014
Valueclick Inc*                                                         15,200              359,328
Washington Post Co/The                                                     835              673,428
                                                                               --------------------
Total Communications                                                                     10,062,476
                                                                               --------------------

Consumer, Cyclical (12.64%)
99 Cents Only Stores*                                                    7,381               59,491
Advance Auto Parts Inc                                                  16,348              587,874
Aeropostale Inc*                                                        12,078              308,593
Airtran Holdings Inc*                                                   14,141              120,057
Alaska Air Group Inc*                                                    6,245              158,186
American Eagle Outfitters Inc                                           31,059              710,941
AnnTaylor Stores Corp*                                                  11,087              337,599
ArvinMeritor Inc                                                        11,108              112,302
Barnes & Noble Inc                                                       7,763              298,487
BJ's Wholesale Club Inc*                                                 9,826              367,984
Bob Evans Farms Inc                                                      5,516              170,113
Borders Group Inc                                                        9,465              118,407
BorgWarner Inc                                                           8,927              862,437
Boyd Gaming Corp                                                         6,437              249,241
Brinker International Inc                                               17,512              403,301
Callaway Golf Co                                                         9,526              162,514
Carmax Inc*                                                             33,476              765,596
CBRL Group Inc                                                           4,029              134,810
Charming Shoppes Inc*                                                   18,600              102,858
Cheesecake Factory/The*                                                 11,271              262,502
Chico's FAS Inc*                                                        27,296              308,718
Chipotle Mexican Grill Inc*                                              5,400              719,010
Coldwater Creek Inc*                                                     9,100               75,075
Collective Brands Inc*                                                  10,016              153,545
Copart Inc*                                                             11,034              412,230
Dick's Sporting Goods Inc*                                              11,600              362,616
Dollar Tree Stores Inc*                                                 15,845              454,118
Fastenal Co                                                             19,438              770,522
Foot Locker Inc                                                         24,193              315,719
Furniture Brands International Inc                                       7,364               74,597
GameStop Corp*                                                          23,400            1,344,330
Guess ? Inc                                                              9,000              422,370
Hanesbrands Inc*                                                        14,900              420,627
Herman Miller Inc                                                       10,288              282,406
HNI Corp                                                                 7,607              277,884
Hovnanian Enterprises Inc*                                               5,759               43,538
Ingram Micro Inc*                                                       22,200              441,780
International Speedway Corp                                              5,633              240,022
JetBlue Airways Corp*                                                   27,500              192,500
Lear Corp*                                                              11,872              349,512
Life Time Fitness Inc*                                                   1,600               86,912
Macrovision Corp*                                                        8,061              200,880
MDC Holdings Inc                                                         5,400              191,106
Modine Manufacturing Co                                                  5,317              107,829
Mohawk Industries Inc*                                                   8,287              666,606
MSC Industrial Direct Co                                                 8,300              358,726
NVR Inc*                                                                   700              344,400
O'Reilly Automotive Inc*                                                17,598              578,270
Oshkosh Truck Corp                                                      11,400              548,226
Pacific Sunwear Of California*                                          10,538              172,612
PetSmart Inc                                                            21,089              600,615
Phillips-Van Heusen Corp                                                 8,700              369,054
Regis Corp                                                               6,909              203,056
Ross Stores Inc                                                         21,924              578,355
Ruby Tuesday Inc                                                         8,522              111,723
Ryland Group Inc                                                         6,633              152,559
Saks Inc*                                                               21,565              444,239
Scientific Games Corp*                                                  10,500              340,095
Tech Data Corp*                                                          8,352              314,119
Thor Industries Inc                                                      5,515              194,404
Timberland Co*                                                           7,782              126,691
Toll Brothers Inc*                                                      19,542              403,933
Urban Outfitters Inc*                                                   17,524              459,129
Warnaco Group Inc/The*                                                   4,500              166,050
Williams-Sonoma Inc                                                     17,364              505,466
                                                                               --------------------
Total Consumer, Cyclical                                                                 22,179,467
                                                                               --------------------

Consumer, Non-Cyclical (18.96%)
Advanced Medical Optics Inc*                                             9,344              235,656
Affymetrix Inc*                                                         10,700              223,095
Alberto-Culver Co                                                       12,400              316,944
American Greetings Corp                                                  8,649              201,176
Apria Healthcare Group Inc*                                              6,872              148,916
Avis Budget Group Inc*                                                  15,700              235,971
Beckman Coulter Inc                                                      9,587              678,089
Blyth Inc                                                                4,097               80,588
Career Education Corp*                                                  14,778              424,572
Cephalon Inc*                                                           10,205              764,559
Charles River Laboratories International Inc*                           10,419              661,919
ChoicePoint Inc*                                                        11,910              450,794
Church & Dwight Co Inc                                                  10,109              567,317
Community Health Systems Inc*                                           14,698              491,207
Corinthian Colleges Inc*                                                13,615              237,718
Corn Products International Inc                                          7,000              275,310
Corporate Executive Board Co                                             5,900              395,831
Covance Inc*                                                             9,920              866,314
Deluxe Corp                                                              8,036              253,857
Dentsply International Inc                                              23,878            1,021,501
DeVry Inc                                                                9,301              511,369
Edwards Lifesciences Corp*                                               8,839              437,089
Endo Pharmaceuticals Holdings Inc*                                      20,700              567,387
Gartner Inc*                                                             8,131              153,595
Gen-Probe Inc*                                                           8,075              540,137
Hansen Natural Corp*                                                     9,500              412,395
Health Management Associates Inc                                        37,600              256,056
Health Net Inc*                                                         17,459              848,158
Henry Schein Inc*                                                       13,692              809,882
Hillenbrand Industries Inc                                               9,517              512,395
Hologic Inc*                                                             9,317              618,556
Hormel Foods Corp                                                       11,448              455,058
Intuitive Surgical Inc*                                                  5,751            1,884,488
Invitrogen Corp*                                                         7,440              721,754
ITT Educational Services Inc*                                            4,992              564,795
JM Smucker Co/The                                                        8,868              435,685
Kelly Services Inc                                                       3,406               64,884
Kindred Healthcare Inc*                                                  4,800              117,936
Kinetic Concepts Inc*                                                    8,900              521,896
Korn/Ferry International*                                                7,530              129,742
LifePoint Hospitals Inc*                                                 8,993              284,539
Lincare Holdings Inc*                                                   13,656              466,899
Manpower Inc                                                            13,287              811,836
Medicis Pharmaceutical Corp                                              8,700              234,030
Metavante Technologies Inc*                                             14,700              334,866
Millennium Pharmaceuticals Inc*                                         49,416              728,392
MoneyGram International Inc                                             12,835              198,172
MPS Group Inc*                                                          16,086              178,555
Navigant Consulting Inc*                                                 6,700               86,966
NBTY Inc*                                                                8,700              259,869
Omnicare Inc                                                            18,830              479,788
Par Pharmaceutical Cos Inc*                                              5,482              105,474
PDL BioPharma Inc*                                                      18,008              318,922
PepsiAmericas Inc                                                        9,593              324,723
Perrigo Co                                                              11,559              357,173
Pharmaceutical Product Development Inc                                  16,000              677,440
Psychiatric Solutions Inc*                                               8,400              306,852
Quanta Services Inc*                                                    18,428              504,559
Rent-A-Center Inc/TX*                                                   10,943              154,953
Resmed Inc*                                                             11,800              540,440
Rollins Inc                                                              4,584              134,953
Ruddick Corp                                                             5,308              189,973
Scotts Miracle-Gro Co/The                                                6,860              253,203
Sepracor Inc*                                                           17,238              457,324
Service Corp International/US                                           47,500              630,800
Smithfield Foods Inc*                                                   15,460              464,573
Sotheby's                                                                8,943              334,915
STERIS Corp                                                              9,796              273,896
Strayer Education Inc                                                    2,200              397,892
Techne Corp*                                                             6,154              400,933
Tootsie Roll Industries Inc                                              4,129              101,739
Tupperware Brands Corp                                                   9,257              322,884
United Rentals Inc*                                                     10,443              243,009
Universal Corp/Richmond VA                                               4,144              222,450
Universal Health Services Inc                                            8,452              430,629
Valassis Communications Inc*                                             7,692               94,842
Valeant Pharmaceuticals International*                                  14,717              169,981
VCA Antech Inc*                                                         12,929              530,477
Ventana Medical Systems Inc*                                             5,100              452,982
Vertex Pharmaceuticals Inc*                                             19,486              494,750
WellCare Health Plans Inc*                                               5,200              202,332
                                                                               --------------------
Total Consumer, Non-Cyclical                                                             33,253,576
                                                                               --------------------

Energy (9.49%)
Arch Coal Inc                                                           22,320              845,035
Bill Barrett Corp*                                                       2,600              100,360
Cameron International Corp*                                             17,512            1,632,644
Cimarex Energy Co                                                       12,900              498,327
Denbury Resources Inc*                                                  18,832            1,004,122
Encore Acquisition Co*                                                   8,200              266,910
Equitable Resources Inc                                                 19,016            1,005,186
Exterran Holdings Inc*                                                   5,291              423,492
FMC Technologies Inc*                                                   21,320            1,184,966
Forest Oil Corp*                                                         8,559              402,958
Frontier Oil Corp                                                       17,100              755,820
Grant Prideco Inc*                                                      19,838              954,208
Helmerich & Payne Inc                                                   16,328              564,132
National Fuel Gas Co                                                    13,002              619,545
Newfield Exploration Co*                                                20,336            1,013,750
Patterson-UTI Energy Inc                                                24,504              461,900
Pioneer Natural Resources Co                                            19,330              861,538
Plains Exploration & Production Co*                                     11,626              586,067
Pride International Inc*                                                25,780              849,967
Quicksilver Resources Inc*                                               8,584              434,350
Southwestern Energy Co*                                                 26,400            1,313,928
Superior Energy Services*                                               12,500              436,250
Tidewater Inc                                                            8,897              434,974
                                                                               --------------------
Total Energy                                                                             16,650,429
                                                                               --------------------


Financial (13.46%)
AMB Property Corp                                                       15,392              941,375
American Financial Group Inc/OH                                         10,882              317,972
AmeriCredit Corp*                                                       18,293              209,821
Arthur J Gallagher & Co                                                 15,200              399,456
Associated Banc-Corp                                                    20,223              550,268
Astoria Financial Corp                                                  13,082              327,573
Bank of Hawaii Corp                                                      7,821              407,239
Broadridge Financial Solutions Inc                                      21,500              489,555
Brown & Brown Inc                                                       17,664              434,534
Cathay General Bancorp                                                   8,000              231,840
City National Corp/CA                                                    6,150              396,183
Colonial BancGroup Inc/The                                              24,037              382,669
Commerce Group Inc                                                       7,500              269,625
Cousins Properties Inc                                                   6,800              161,636
Cullen/Frost Bankers Inc                                                 9,258              487,063
Duke Realty Corp                                                        16,000              420,640
Eaton Vance Corp                                                        19,782              865,660
Equity One Inc                                                           5,700              134,919
Everest Re Group Ltd                                                    10,020            1,051,399
Fidelity National Financial Inc                                         34,622              540,796
First American Corp                                                     14,983              512,119
First Community Bancorp Inc/CA                                           2,700              121,473
First Niagara Financial Group Inc                                       16,734              208,004
FirstMerit Corp                                                         12,123              249,855
Hanover Insurance Group Inc/The                                          8,007              361,116
HCC Insurance Holdings Inc                                              17,292              531,556
Health Care REIT Inc                                                    13,400              600,454
Highwoods Properties Inc                                                 8,559              271,577
Horace Mann Educators Corp                                               6,562              128,353
Hospitality Properties Trust                                            14,561              532,059
IndyMac Bancorp Inc                                                     11,027              105,308
Jefferies Group Inc                                                     16,328              417,344
Jones Lang LaSalle Inc                                                   2,400              201,768
Liberty Property Trust                                                  14,028              439,217
Macerich Co/The                                                         11,141              865,099
Mack-Cali Realty Corp                                                   10,477              373,924
Mercury General Corp                                                     5,400              280,206
Nationwide Health Properties Inc                                        13,800              431,664
New York Community Bancorp Inc                                          42,834              797,141
Old Republic International Corp                                         35,695              535,782
PMI Group Inc/The                                                       13,414              177,467
Protective Life Corp                                                    10,918              451,787
Radian Group Inc                                                        12,470              141,410
Raymond James Financial Inc                                             14,410              468,037
Regency Centers Corp                                                    10,659              708,184
StanCorp Financial Group Inc                                             8,234              428,909
SVB Financial Group*                                                     5,420              279,022
TCF Financial Corp                                                      17,528              340,218
UDR Inc                                                                 20,959              461,727
Unitrin Inc                                                              6,251              289,171
Waddell & Reed Financial Inc                                            12,904              441,059
Washington Federal Inc                                                  13,698              321,492
Webster Financial Corp                                                   8,567              288,622
Weingarten Realty Investors                                             11,587              413,077
Westamerica Bancorporation                                               4,720              221,887
Wilmington Trust Corp                                                   10,706              382,418
WR Berkley Corp                                                         26,469              809,422
                                                                               --------------------
Total Financial                                                                          23,608,151
                                                                               --------------------

Industrial (15.17%)
AGCO Corp*                                                              14,148              975,363
Alexander & Baldwin Inc                                                  6,722              345,376
Alliance Data Systems Corp*                                             10,316              801,553
Alliant Techsystems Inc*                                                 5,072              592,562
Ametek Inc                                                              16,440              723,360
Amphenol Corp                                                           27,752            1,203,049
Arrow Electronics Inc*                                                  18,983              702,561
Avnet Inc*                                                              20,098              693,381
Brink's Co/The                                                           7,513              480,682
Carlisle Cos Inc                                                         9,316              370,870
Commercial Metals Co                                                    18,600              574,926
Con-way Inc                                                              7,252              306,615
Crane Co                                                                 7,909              355,430
Donaldson Co Inc                                                        10,828              506,534
DRS Technologies Inc                                                     6,300              373,023
Dycom Industries Inc*                                                    6,201              174,496
Energizer Holdings Inc*                                                  8,789              998,694
Federal Signal Corp                                                      7,404               85,146
Flowserve Corp                                                           8,993              846,151
GATX Corp                                                                8,318              308,016
Gentex Corp                                                             22,270              441,391
Graco Inc                                                               10,549              392,845
Granite Construction Inc                                                 5,296              217,242
Harsco Corp                                                             13,054              784,154
Hubbell Inc                                                              9,223              506,619
IDEX Corp                                                               13,500              481,950
JB Hunt Transport Services Inc                                          16,152              424,636
Joy Global Inc                                                          17,050              988,900
Kemet Corp*                                                             13,751               85,256
Kennametal Inc                                                           6,027              470,407
Lancaster Colony Corp                                                    3,589              138,248
Lincoln Electric Holdings Inc                                            6,700              467,459
Martin Marietta Materials Inc                                            6,576              884,801
Matthews International Corp                                              5,000              220,700
Mine Safety Appliances Co                                                4,600              225,446
Nordson Corp                                                             5,352              282,586
Overseas Shipholding Group Inc                                           3,884              278,094
Packaging Corp of America                                               12,825              362,819
Pentair Inc                                                             15,395              522,198
Republic Services Inc                                                   26,304              872,504
Roper Industries Inc                                                    13,700              869,265
Sequa Corp*                                                              1,059              185,272
Sonoco Products Co                                                      15,351              466,363
SPX Corp                                                                 9,273              943,620
Stericycle Inc*                                                         13,860              815,661
Teleflex Inc                                                             6,112              368,737
Timken Co                                                               14,700              468,783
Trinity Industries Inc                                                  12,386              313,490
Varian Inc*                                                              4,671              327,204
Vishay Intertechnology Inc*                                             28,821              359,974
Vulcan Materials Co                                                        890               79,032
Werner Enterprises Inc                                                   7,985              140,137
Worthington Industries Inc                                              10,893              230,823
YRC Worldwide Inc*                                                       8,700              154,077
Zebra Technologies Corp*                                                10,784              415,939
                                                                               --------------------
Total Industrial                                                                         26,604,420
                                                                               --------------------

Technology (8.31%)
ACI Worldwide Inc*                                                       5,905              134,811
Activision Inc*                                                         38,762              858,578
Acxiom Corp                                                             10,766              132,637
Advent Software Inc*                                                     3,109              157,813
Atmel Corp*                                                             66,892              293,656
Cadence Design Systems Inc*                                             43,561              723,113
Cerner Corp*                                                            10,100              603,475
Cree Inc*                                                               13,181              324,648
CSG Systems International Inc*                                           7,066              117,084
Cypress Semiconductor Corp*                                             23,379              776,650
Diebold Inc                                                             10,258              348,362
DST Systems Inc*                                                         8,568              726,138
Dun & Bradstreet Corp                                                    9,357              834,925
Fair Isaac Corp                                                          8,898              328,870
Fairchild Semiconductor International Inc*                              19,260              305,464
Global Payments Inc                                                     10,600              458,132
Imation Corp                                                             5,529              110,967
Integrated Device Technology Inc*                                       30,977              375,751
International Rectifier Corp*                                           11,155              362,761
Intersil Corp                                                           21,184              528,329
Jack Henry & Associates Inc                                             12,101              323,823
Lam Research Corp*                                                      22,054            1,011,176
Lattice Semiconductor Corp*                                             17,999               60,477
Mentor Graphics Corp*                                                   12,832              139,740
Micrel Inc                                                               8,945               79,789
National Instruments Corp                                                8,825              294,490
NCR Corp*                                                               15,850              379,449
Palm Inc                                                                15,700              109,429
Parametric Technology Corp*                                             17,300              288,910
SEI Investments Co                                                      19,622              608,674
Semtech Corp*                                                           11,712              178,725
Silicon Laboratories Inc*                                                8,536              317,027
SRA International Inc*                                                   6,300              172,242
Sybase Inc*                                                             14,171              363,344
Synopsys Inc*                                                           22,575              555,571
TriQuint Semiconductor Inc*                                             21,558              127,839
Western Digital Corp*                                                   34,267              946,797
Wind River Systems Inc*                                                 11,457              116,976
                                                                               --------------------
Total Technology                                                                         14,576,642
                                                                               --------------------

Utilities (7.30%)
AGL Resources Inc                                                       12,146              450,374
Alliant Energy Corp                                                     18,032              748,689
Aqua America Inc                                                        20,421              452,121
Aquila Inc*                                                             56,770              224,809
Black Hills Corp                                                         5,871              244,586
DPL Inc                                                                 17,780              538,378
Energen Corp                                                            11,900              758,506
Energy East Corp                                                        24,442              675,577
Great Plains Energy Inc                                                 13,368              396,762
Hawaiian Electric Industries Inc                                        12,709              294,213
Idacorp Inc                                                              6,734              236,767
MDU Resources Group Inc                                                 28,021              764,693
Northeast Utilities                                                     23,862              753,562
NSTAR                                                                   16,586              580,510
OGE Energy Corp                                                         14,100              501,960
Oneok Inc                                                               17,334              806,031
PNM Resources Inc                                                       11,882              263,543
Puget Energy Inc                                                        18,087              507,702
SCANA Corp                                                              18,041              768,727
Sierra Pacific Resources                                                34,319              590,287
Thomas & Betts Corp*                                                     7,939              431,564
Vectren Corp                                                            11,615              341,015
Westar Energy Inc                                                       13,685              354,577
WGL Holdings Inc                                                         7,705              254,572
Wisconsin Energy Corp                                                   18,152              868,391
                                                                               --------------------
Total Utilities                                                                          12,807,916
                                                                               --------------------

Total Common Stock (Cost $130,097,157)                                                  171,805,139
                                                                               --------------------

Short-Term Investments (2.70%)

Money Fund (0.03%)
California Investment Trust - The United States Treasury Trust          45,960               45,960
                                                                               --------------------

United States Treasury Bills (2.67%)                                Par Value
United States Treasury Bill 12/06/2007                               2,700,000            2,698,570
United States Treasury Bill 12/20/2007                                 300,000              299,446
United States Treasury Bill 12/27/2007                                 900,000              897,623
United States Treasury Bill 02/28/2008                                 800,000              794,041
                                                                               --------------------
Total United States Treasury Bills                                                        4,689,680
                                                                               --------------------

Total Short-Term Investments (Cost $4,735,640)                                            4,735,640
                                                                               --------------------

Total Investments (Cost $134,832,577) (a) (100.65%)                                     176,540,779
Other Net Liabilities (-0.65%)                                                           (1,132,851)
                                                                               --------------------
Net Assets (100.00%)                                                                    175,407,928
                                                                               --------------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $134,832,577. At 11/30/2007, unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                  53,987,061
Unrealized (Depreciation)                                                               (12,249,630)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                               41,737,431
                                                                               --------------------

December 2007 S&P MIDCAP MINI FUTURES HELD                                  59
Unrealized Appreciation (Depreciation)                             $   (26,748)




S&P SMALLCAP INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (95.08%)

Basic Materials (2.83%)                                                Shares              Value
AMCOL International Corp                                                 1,466               55,679
Arch Chemicals Inc                                                       1,494               61,478
Brush Engineered Materials Inc*                                          1,269               56,762
Buckeye Technologies Inc*                                                1,716               24,504
Cabot Microelectronics Corp*                                             1,300               48,620
Caraustar Industries Inc*                                                1,296                5,352
Century Aluminum Co*                                                     1,451               83,200
Deltic Timber Corp                                                         590               28,409
Georgia Gulf Corp                                                        1,993               14,828
Gibraltar Industries Inc                                                 1,600               22,368
HB Fuller Co                                                             3,724               94,180
Material Sciences Corp*                                                    683                5,648
OM Group Inc*                                                            1,855              104,418
Omnova Solutions Inc*                                                    1,854                9,548
Penford Corp                                                               400                9,680
PolyOne Corp*                                                            5,408               33,908
Pope & Talbot Inc*                                                         726                   27
Quaker Chemical Corp                                                       439                9,561
Rock-Tenn Co                                                             2,117               55,846
RTI International Metals Inc*                                            1,366              100,319
Schulman A Inc                                                           1,547               33,353
Schweitzer-Mauduit International Inc                                       770               20,559
Wausau Paper Corp                                                        2,594               24,461
Zep Inc*                                                                 1,342               17,620
                                                                               --------------------
Total Basic Materials                                                                       920,328
                                                                               --------------------

Communications (3.93%)
4Kids Entertainment Inc*                                                   613                7,663
Adaptec Inc*                                                             5,637               18,884
Anixter International Inc*                                               1,885              121,583
Applied Signal Technology Inc                                              560                7,151
Arris Group Inc*                                                         6,700               69,881
Audiovox Corp*                                                           1,050               13,409
Black Box Corp                                                             903               33,230
Blue Coat Systems Inc*                                                   1,400               50,694
Blue Nile Inc*                                                             800               59,048
C-COR Inc*                                                               3,007               36,926
Comtech Telecommunications Corp*                                         1,300               64,558
Cybersource Corp*                                                        2,757               40,280
DealerTrack Holdings Inc*                                                1,690               71,893
Ditech Networks Inc*                                                     1,700                5,491
General Communication Inc*                                               2,942               26,066
Harmonic Inc*                                                            4,854               50,336
Infospace Inc                                                            1,900               33,839
inVentiv Health Inc*                                                     1,900               55,442
j2 Global Communications Inc*                                            2,976               72,376
Knot Inc/The*                                                            1,600               21,120
MIVA Inc*                                                                1,508                4,343
Netgear Inc*                                                             1,900               64,391
Network Equipment Technologies Inc*                                      1,066               13,261
Newport Corp*                                                            2,500               33,150
Novatel Wireless Inc*                                                    1,500               23,310
PC-Tel Inc*                                                                942                7,056
Perficient Inc*                                                            900               15,093
Radio One Inc*                                                           4,400                8,976
Secure Computing Corp*                                                   3,100               28,117
Stamps.com Inc*                                                          1,100               13,970
SYKES Enterprises Inc*                                                   1,600               29,536
Symmetricom Inc*                                                         2,100                9,051
Tollgrade Communications Inc*                                              630                5,002
Tronox Inc                                                               2,300               18,630
United Online Inc                                                        3,500               52,640
Viasat Inc*                                                              1,352               45,089
Websense Inc*                                                            2,754               45,000
                                                                               --------------------
Total Communications                                                                      1,276,485
                                                                               --------------------

Consumer, Cyclical (13.66%)
Angelica Corp                                                              425                7,365
Arctic Cat Inc                                                           1,013               10,809
Ashworth Inc*                                                              600                2,286
ASV Inc*                                                                   900               10,494
Bassett Furniture Industries Inc                                           556                4,948
Bell Microproducts Inc*                                                  1,276                7,146
Big 5 Sporting Goods Corp                                                1,300               21,359
Brightpoint Inc*                                                         2,880               47,837
Brown Shoe Co Inc                                                        2,695               45,734
Buffalo Wild Wings Inc*                                                    600               17,346
Building Materials Holding Corp                                          1,680                9,610
Cabela's Inc*                                                            2,300               38,042
California Pizza Kitchen Inc*                                            1,500               23,865
Casey's General Stores Inc                                               2,965               85,985
Cash America International Inc                                           1,744               62,749
Cato Corp/The                                                            1,862               28,042
CEC Entertainment Inc*                                                   1,917               54,635
Champion Enterprises Inc*                                                4,414               39,814
Charlotte Russe Holding Inc*                                             1,500               24,690
Childrens Place Retail Stores Inc/The*                                   1,478               42,064
Christopher & Banks Corp                                                 1,875               30,225
CKE Restaurants Inc                                                      3,700               54,094
Coachmen Industries Inc                                                    746                3,931
Cost Plus Inc*                                                           1,125                3,544
Deckers Outdoor Corp*                                                      600               86,502
Dress Barn Inc*                                                          2,616               36,990
Ethan Allen Interiors Inc                                                1,913               54,635
Finish Line                                                              2,500                9,375
First Cash Financial Services Inc*                                       1,500               25,500
Fleetwood Enterprises Inc*                                               3,730               20,403
Fred's Inc                                                               2,010               20,944
Frontier Airlines Holdings Inc*                                          1,612                9,833
G&K Services Inc                                                         1,371               55,759
Genesco Inc*                                                             1,318               40,858
Group 1 Automotive Inc                                                   1,453               39,057
Gymboree Corp*                                                           1,969               65,686
Haverty Furniture Cos Inc                                                1,157                9,835
Hibbett Sports Inc*                                                      1,704               36,500
HOT Topic Inc*                                                           2,397               15,125
Iconix Brand Group Inc*                                                  3,300               75,207
Ihop Corp                                                                  898               45,565
Insight Enterprises Inc*                                                 2,982               59,073
Interface Inc                                                            3,181               55,477
Jack in the Box Inc*                                                     4,144              124,113
Jakks Pacific Inc*                                                       1,604               40,485
Jo-Ann Stores Inc*                                                       1,470               24,196
JOS A Bank Clothiers Inc*                                                1,150               29,774
Kellwood Co                                                              1,393               20,881
K-Swiss Inc                                                              1,313               23,831
Landry's Restaurants Inc                                                   826               19,510
La-Z-Boy Inc                                                             2,673               14,595
Libbey Inc                                                                 640                9,926
Lithia Motors Inc                                                        1,000               15,600
LKQ Corp*                                                                2,600              103,246
Longs Drug Stores Corp                                                   1,614               85,413
M/I Homes Inc                                                              700                7,021
Maidenform Brands Inc*                                                   1,100               14,377
Marcus Corp                                                              1,435               25,859
MarineMax Inc*                                                             800               13,080
Men's Wearhouse Inc                                                      3,043              105,044
Meritage Homes Corp*                                                     1,350               18,455
Mesa Air Group Inc*                                                      1,462                5,526
Mobile Mini Inc*                                                         2,228               42,822
Monaco Coach Corp                                                        1,505               13,590
Monarch Casino & Resort Inc*                                               600               15,348
Movado Group Inc                                                         1,100               30,470
Multimedia Games Inc*                                                    1,431               11,362
National Presto Industries Inc                                             327               17,710
Nautilus Inc                                                             1,674                9,626
O'Charleys Inc                                                           1,466               21,858
Owens & Minor Inc                                                        2,315               90,910
Oxford Industries Inc                                                      832               20,609
Panera Bread Co*                                                         1,947               78,016
Papa John's International Inc*                                           1,264               29,767
PEP Boys-Manny Moe & Jack                                                3,075               33,610
PF Chang's China Bistro Inc*                                             1,512               38,692
Pinnacle Entertainment Inc*                                              3,726              102,279
Polaris Industries Inc                                                   2,204              100,414
Pool Corp                                                                3,136               66,860
Quiksilver Inc*                                                          6,824               72,334
RC2 Corp*                                                                1,100               31,988
Red Robin Gourmet Burgers Inc*                                             800               31,648
Ruth's Chris Steak House*                                                1,000               12,100
Scansource Inc*                                                          1,286               45,370
School Specialty Inc*                                                    1,075               38,367
Select Comfort Corp*                                                     2,800               29,792
Shuffle Master Inc*                                                      1,755               23,464
Skechers U.S.A. Inc*                                                     1,400               31,710
Skyline Corp                                                               400               13,560
Skywest Inc                                                              3,979              104,687
Sonic Automotive Inc                                                     1,573               36,352
Sonic Corp*                                                              3,769               91,964
Stage Stores Inc                                                         2,706               45,786
Standard Motor Products Inc                                                916                6,788
Standard-Pacific Corp                                                    3,990               13,805
Steak N Shake Co/The*                                                    1,277               14,775
Stein Mart Inc                                                           1,360                7,371
Superior Industries International Inc                                    1,200               22,224
Texas Roadhouse Inc*                                                     3,100               39,029
Toro Co                                                                  2,494              138,791
Tractor Supply Co*                                                       2,161               88,644
Triarc Cos Inc                                                           3,965               33,346
Tuesday Morning Corp                                                     1,500               11,160
Tween Brands Inc*                                                        1,767               44,493
Ultimate Electronics Inc*                                                  680                    -
Unifirst Corp/MA                                                           800               29,896
United Stationers Inc*                                                   1,737               87,996
Universal Electronics Inc*                                                 800               29,560
Volcom Inc*                                                                800               21,576
Wabash National Corp                                                     1,723               11,906
Watsco Inc                                                               1,366               49,518
Winnebago Industries                                                     1,700               36,584
WMS Industries Inc*                                                      2,167               72,378
Wolverine World Wide Inc                                                 3,460               85,704
World Fuel Services Corp                                                 1,600               50,624
Zale Corp*                                                               3,067               54,869
Zumiez Inc*                                                                600               16,680
                                                                               --------------------
Total Consumer, Cyclical                                                                  4,440,652
                                                                               --------------------

Consumer, Non-Cyclical (16.57%)
Aaron Rents Inc                                                          3,047               61,275
ABM Industries Inc                                                       2,408               49,123
Administaff Inc                                                          1,536               50,196
Alliance One International Inc*                                          4,676               19,312
Alpharma Inc*                                                            2,187               45,927
Amedisys Inc*                                                            1,556               66,379
American Medical Systems Holdings Inc*                                   4,020               54,953
AMERIGROUP Corp*                                                         3,038              104,416
AMN Healthcare Services Inc*                                             1,700               28,696
Amsurg Corp*                                                             1,551               40,109
Arbitron Inc                                                             1,587               63,242
Arqule Inc*                                                              1,302                8,450
Arthrocare Corp*                                                         1,479               80,058
Bankrate Inc*                                                              500               19,570
Biolase Technology Inc*                                                  1,245                3,648
Boston Beer Co Inc*                                                        500               16,595
Bowne & Co Inc                                                           1,795               32,418
Bradley Pharmaceuticals Inc*                                               786               15,476
Bright Horizons Family Solutions Inc*                                    1,400               52,906
Cambrex Corp                                                             1,239                9,590
CDI Corp                                                                   607               16,189
Centene Corp*                                                            2,478               61,950
Central Garden and Pet Co*                                               3,900               20,475
Chattem Inc*                                                             1,200               85,092
Chemed Corp                                                              1,544               83,608
Coinstar Inc*                                                            1,600               41,808
Conmed Corp*                                                             1,525               37,942
Consolidated Graphics Inc*                                                 696               36,004
Cooper Cos Inc/The                                                       2,776              119,451
CPI Corp                                                                   380               10,549
Cross Country Healthcare Inc*                                            1,040               15,142
CryoLife Inc*                                                            1,113                7,991
Cyberonics Inc*                                                          1,199               16,354
Datascope Corp                                                             759               27,772
Enzo Biochem Inc*                                                        1,519               16,648
Flowers Foods Inc                                                        4,336              100,725
Fossil Inc*                                                              2,520              109,217
Gentiva Health Services Inc*                                             1,227               22,160
Gevity HR Inc                                                            1,500                6,375
Great Atlantic & Pacific Tea Co*                                           919               27,616
Haemonetics Corp*                                                        1,591               92,294
Hain Celestial Group Inc*                                                2,470               81,708
Healthcare Services Group                                                2,550               55,845
HealthExtras Inc*                                                        1,600               42,512
Healthways Inc*                                                          1,971              115,047
Heidrick & Struggles International Inc                                     972               35,254
Hooper Holmes Inc*                                                       3,007                4,901
ICU Medical Inc*                                                           655               24,314
Idexx Laboratories Inc*                                                  3,564              215,622
Immucor Inc*                                                             3,940              130,690
Integra LifeSciences Holdings Corp*                                      1,265               52,434
Invacare Corp                                                            1,604               41,704
J&J Snack Foods Corp                                                       834               27,005
Kendle International Inc*                                                  700               30,219
Kensey Nash Corp*                                                          574               15,475
Lance Inc                                                                1,952               40,484
LCA-Vision Inc                                                           1,173               19,073
LHC Group Inc*                                                             600               15,360
Lifecell Corp*                                                           1,000               40,550
Live Nation Inc*                                                         4,000               53,680
Mannatech Inc                                                              900                5,679
Martek Biosciences Corp*                                                 1,900               49,134
Matria Healthcare Inc*                                                   1,200               27,264
MAXIMUS Inc                                                              1,113               43,407
Medcath Corp*                                                              800               20,336
Mentor Corp                                                              2,655               99,801
Meridian Bioscience Inc                                                  1,800               55,530
Merit Medical Systems Inc*                                               1,295               18,816
MGI Pharma Inc*                                                          4,514              156,230
Midas Inc*                                                                 700               11,466
Nash Finch Co                                                              581               20,736
Noven Pharmaceuticals Inc*                                               1,200               18,996
Odyssey HealthCare Inc*                                                  1,878               18,780
On Assignment Inc*                                                       2,167               13,847
Osteotech Inc*                                                             821                6,749
Palomar Medical Technologies Inc*                                        1,000               17,540
Parexel International Corp*                                              1,639               72,526
Pediatrix Medical Group Inc*                                             3,014              194,885
Peet's Coffee & Tea Inc*                                                   600               16,032
Performance Food Group Co*                                               1,978               54,771
PetMed Express Inc*                                                      1,300               16,562
PharmaNet Development Group Inc*                                         1,139               44,991
PharMerica Corp*                                                         1,800               26,514
Possis Medical Inc*                                                        932               14,502
Pre-Paid Legal Services Inc*                                               540               27,005
PSS World Medical Inc*                                                   4,200               80,556
Qiagen NV*                                                                 640               13,485
Ralcorp Holdings Inc*                                                    1,700              104,363
Regeneron Pharmaceuticals Inc*                                           4,056               88,340
RehabCare Group Inc*                                                       746               17,233
Res-Care Inc*                                                            1,200               27,336
Respironics Inc*                                                         4,474              220,389
Rewards Network Inc*                                                     1,161                6,072
Russ Berrie & Co Inc*                                                      958               15,903
Sanderson Farms Inc                                                      1,018               31,619
Savient Pharmaceuticals Inc*                                             2,760               38,806
Sciele Pharma Inc*                                                       1,600               35,712
Sierra Health Services Inc*                                              3,464              144,622
Spartan Stores Inc                                                       1,300               29,250
Spherion Corp*                                                           3,098               24,102
Standard Register Co/The                                                   613                7,399
Startek Inc*                                                               740                7,230
Sunrise Senior Living Inc*                                               2,800               87,892
SurModics Inc*                                                             809               41,777
Symmetry Medical Inc*                                                    2,200               37,048
Theragenics Corp*                                                        1,389                5,459
TreeHouse Foods Inc*                                                     1,600               37,712
TrueBlue Inc                                                             2,823               42,486
United Natural Foods Inc*                                                2,400               70,296
Universal Technical Institute Inc*                                       1,300               22,919
USANA Health Sciences Inc*                                                 500               20,840
Viad Corp                                                                1,109               34,390
Viropharma Inc*                                                          3,700               33,078
Vital Signs Inc                                                            495               26,190
Volt Information Sciences Inc*                                             646                8,217
Watson Wyatt Worldwide Inc                                               2,652              122,125
WD-40 Co                                                                   826               32,767
                                                                               --------------------
Total Consumer, Non-Cyclical                                                              5,387,290
                                                                               --------------------


Energy (6.95%)
Atwood Oceanics Inc*                                                     1,622              141,520
Basic Energy Services Inc*                                               1,300               25,350
Cabot Oil & Gas Corp                                                     5,964              205,281
CARBO Ceramics Inc                                                       1,024               40,653
Dril-Quip Inc*                                                           1,300               73,346
Gulf Island Fabrication Inc                                                500               15,905
Headwaters Inc*                                                          2,223               26,676
Helix Energy Solutions Group Inc*                                        5,626              228,359
Hornbeck Offshore Services Inc*                                          1,300               53,521
ION Geophysical Corp*                                                    3,753               57,909
Lufkin Industries Inc                                                      900               46,809
Massey Energy Co                                                         4,994              169,546
Matrix Service Co*                                                       1,500               39,135
NATCO Group Inc*                                                         1,000               47,540
Oceaneering International Inc*                                           3,460              220,783
Penn Virginia Corp                                                       2,200               91,564
Petroleum Development Corp*                                              1,015               51,430
Pioneer Drilling Co*                                                     1,100               13,101
SEACOR Holdings Inc*                                                     1,251              113,303
St Mary Land & Exploration Co                                            3,828              150,440
Stone Energy Corp*                                                       1,567               70,828
Superior Well Services Inc*                                                600               11,634
Swift Energy Co*                                                         1,722               69,758
Tetra Technologies Inc*                                                  4,434               70,102
Unit Corp*                                                               2,846              127,273
W-H Energy Services Inc*                                                 1,908               96,354
                                                                               --------------------
Total Energy                                                                              2,258,120
                                                                               --------------------

Financial (14.26%)
Acadia Realty Trust                                                      1,700               44,863
Alabama National Bancorporation                                          1,100               85,019
Anchor Bancorp Wisconsin Inc                                             1,149               29,208
Bank Mutual Corp                                                         3,500               35,420
BankAtlantic Bancorp Inc                                                 2,300                8,855
BankUnited Financial Corp                                                1,838               14,667
Boston Private Financial Holdings Inc                                    2,301               63,370
Brookline Bancorp Inc                                                    3,628               37,187
Cascade Bancorp                                                          1,500               26,010
Central Pacific Financial Corp                                           1,900               38,399
Chittenden Corp                                                          2,761               96,718
Colonial Properties Trust                                                2,886               70,678
Community Bank System Inc                                                1,600               32,272
Corus Bankshares Inc                                                     1,800               17,082
Delphi Financial Group Inc                                               2,421               93,063
Dime Community Bancshares                                                1,914               25,973
Downey Financial Corp                                                    1,234               51,347
East West Bancorp Inc                                                    3,806              102,572
EastGroup Properties Inc                                                 1,500               69,195
Entertainment Properties Trust                                           1,484               79,082
Essex Property Trust Inc                                                 1,574              163,287
Financial Federal Corp                                                   1,588               35,079
First Bancorp/Puerto Rico                                                5,128               33,537
First Commonwealth Financial Corp                                        4,000               46,560
First Financial Bancorp                                                  1,700               19,516
First Indiana Corp                                                         700               22,295
First Midwest Bancorp Inc/IL                                             3,089              101,010
FirstFed Financial Corp*                                                 1,070               37,471
Flagstar Bancorp Inc                                                     1,822               11,479
Franklin Bank Corp/Houston TX*                                           1,200                5,100
Fremont General Corp                                                     3,856                9,679
Frontier Financial Corp                                                  2,400               45,984
Glacier Bancorp Inc                                                      2,850               56,744
Hancock Holding Co                                                       1,400               54,894
Hanmi Financial Corp                                                     2,300               22,057
Hilb Rogal & Hobbs Co                                                    2,250               96,188
Independent Bank Corp/MI                                                 1,154               11,032
Infinity Property & Casualty Corp                                        1,100               42,999
Inland Real Estate Corp                                                  3,700               54,094
Investment Technology Group Inc*                                         2,751              125,666
Irwin Financial Corp                                                       950                7,724
Kilroy Realty Corp                                                       2,057              114,966
Kite Realty Group Trust                                                  1,800               28,170
LaBranche & Co Inc*                                                      3,500               18,585
LandAmerica Financial Group Inc                                            971               25,557
Lexington Realty Trust                                                   4,370               77,305
LTC Properties Inc                                                       1,100               25,894
Medical Properties Trust Inc                                             2,700               30,294
Mid-America Apartment Communities Inc                                    1,600               77,264
Nara Bancorp Inc                                                         1,163               15,514
National Retail Properties Inc                                           4,052               99,233
optionsXpress Holdings Inc                                               1,400               42,574
Parkway Properties Inc/Md                                                  865               34,228
Philadelphia Consolidated Holding Co*                                    3,590              152,862
Piper Jaffray Cos*                                                       1,018               47,154
Portfolio Recovery Associates Inc                                        1,000               40,280
Presidential Life Corp                                                   1,505               25,946
PrivateBancorp Inc                                                       1,017               31,130
ProAssurance Corp*                                                       2,096              114,945
Prosperity Bancshares Inc                                                1,900               61,066
Provident Bankshares Corp                                                1,986               46,572
PS Business Parks Inc                                                      900               48,555
RLI Corp                                                                 1,092               65,116
Safety Insurance Group Inc                                                 800               29,208
SCPIE Holdings Inc*                                                        473               12,851
Selective Insurance Group                                                3,244               76,526
Senior Housing Properties Trust                                          4,600              101,614
Signature Bank/New York NY*                                              1,700               62,985
South Financial Group Inc/The                                            4,340               77,773
Sovran Self Storage Inc                                                  1,159               50,660
Sterling Bancorp/NY                                                      1,000               13,360
Sterling Bancshares Inc/TX                                               4,445               54,851
Sterling Financial Corp/WA                                               2,838               50,885
Stewart Information Services Corp                                          928               25,121
Susquehanna Bancshares Inc                                               3,263               64,901
SWS Group Inc                                                            1,180               16,001
Tanger Factory Outlet Centers                                            1,900               80,009
Tower Group Inc                                                          1,200               38,904
Triad Guaranty Inc*                                                        700                6,027
Trustco Bank Corp NY                                                     3,818               40,585
UCBH Holdings Inc                                                        6,134               98,635
Umpqua Holdings Corp                                                     3,893               62,833
United Bankshares Inc                                                    2,234               69,433
United Community Banks Inc/GA                                            2,000               37,920
United Fire & Casualty Co                                                1,200               36,984
Whitney Holding Corp                                                     3,726              102,092
Wilshire Bancorp Inc                                                       800                7,456
Wintrust Financial Corp                                                  1,538               54,322
World Acceptance Corp*                                                     952               30,055
Zenith National Insurance Corp                                           2,073               87,128
                                                                               --------------------
Total Financial                                                                           4,635,704
                                                                               --------------------

Industrial (22.20%)
AAR Corp*                                                                2,078               68,616
Acuity Brands Inc                                                        2,685              106,031
Advanced Energy Industries Inc*                                          2,153               31,240
Albany International Corp                                                1,699               65,700
AM Castle & Co                                                             759               19,051
Analogic Corp                                                              900               48,438
AO Smith Corp                                                            1,208               42,751
Apogee Enterprises Inc                                                   1,775               39,441
Applied Industrial Technologies Inc                                      2,236               67,550
Aptargroup Inc                                                           4,350              183,614
Arkansas Best Corp                                                       1,481               33,767
Astec Industries Inc*                                                      914               34,330
Baldor Electric Co                                                       2,589               87,379
Barnes Group Inc                                                         2,470               76,471
Bel Fuse Inc                                                               579               17,324
Belden Inc                                                               2,764              127,282
Benchmark Electronics Inc*                                               4,408               79,124
Brady Corp                                                               3,344              133,860
Briggs & Stratton Corp                                                   3,004               68,491
Bristow Group Inc*                                                       1,461               80,355
C&D Technologies Inc*                                                    1,187                6,279
Cascade Corp                                                               600               36,198
Ceradyne Inc*                                                            1,721               85,086
Checkpoint Systems Inc*                                                  2,228               52,937
Chesapeake Corp                                                          1,001                6,106
Clarcor Inc                                                              3,004              106,972
Cognex Corp                                                              2,720               55,134
Coherent Inc*                                                            1,849               53,196
CTS Corp                                                                 1,721               18,191
Cubic Corp                                                                 771               30,439
Curtiss-Wright Corp                                                      2,554              137,763
Cymer Inc*                                                               2,086               85,672
Daktronics Inc                                                           1,886               44,000
Dionex Corp*                                                             1,077               90,974
Drew Industries Inc*                                                     1,200               32,784
EDO Corp                                                                 1,023               57,104
Electro Scientific Industries Inc*                                       1,841               37,280
EMCOR Group Inc*                                                         3,904              104,003
EnPro Industries Inc*                                                    1,100               33,660
Esterline Technologies Corp*                                             1,486               77,599
FARO Technologies Inc*                                                     600               16,212
FEI Co*                                                                  1,405               34,999
Flir Systems Inc*                                                        4,050              278,357
Forward Air Corp                                                         1,656               53,605
Gardner Denver Inc*                                                      3,026              100,191
GenCorp Inc*                                                             2,884               34,896
Gerber Scientific Inc*                                                   1,029                9,776
Greatbatch Inc*                                                          1,017               20,930
Griffon Corp*                                                            1,420               18,346
Heartland Express Inc                                                    3,131               45,493
HUB Group Inc*                                                           2,500               65,200
Insituform Technologies Inc*                                             1,227               15,939
Intermet Corp*                                                           1,230                    -
Intevac Inc*                                                             1,100               17,270
Itron Inc*                                                               1,870              145,019
Kaman Corp                                                               1,048               33,431
Kansas City Southern*                                                    4,715              162,337
Kaydon Corp                                                              1,747               88,416
Keithley Instruments Inc                                                   720                6,840
Kirby Corp*                                                              3,316              159,400
Knight Transportation Inc                                                3,384               51,437
Landstar System Inc                                                      3,458              137,559
Lawson Products                                                            456               15,426
Lennox International Inc                                                 3,319              112,315
Lindsay Corp                                                               549               29,053
Littelfuse Inc*                                                          1,432               47,757
LoJack Corp*                                                             1,100               19,261
Lydall Inc*                                                                745                7,219
Magnetek Inc*                                                            1,366                5,997
Manitowoc Co Inc/The                                                     7,684              336,943
Methode Electronics Inc                                                  1,654               19,931
Moog Inc*                                                                2,602              117,298
Mueller Industries Inc                                                   2,095               63,332
Myers Industries Inc                                                     1,536               30,659
NCI Building Systems Inc*                                                1,100               37,763
Neenah Paper Inc                                                           750               22,635
Old Dominion Freight Line Inc*                                           1,500               33,795
Park Electrochemical Corp                                                1,018               29,980
Photon Dynamics Inc*                                                       781                7,029
Planar Systems Inc*                                                        664                3,772
Plexus Corp*                                                             2,900               86,304
Quanex Corp                                                              2,196              109,888
Regal-Beloit Corp                                                        1,874               88,228
Robbins & Myers Inc                                                        966               66,171
Rogers Corp*                                                               850               37,451
Shaw Group Inc/The*                                                      4,944              313,548
Simpson Manufacturing Co Inc                                             2,290               60,937
Sonic Solutions Inc*                                                     1,173               11,648
Spectrum Brands Inc*                                                     2,267               11,720
Standex International Corp                                                 564               10,761
Sturm Ruger & Co Inc*                                                    1,292               11,951
Technitrol Inc                                                           2,470               66,122
Teledyne Technologies Inc*                                               1,966              106,597
Tetra Tech Inc*                                                          3,368               69,785
Texas Industries Inc                                                     1,686              116,975
Tredegar Corp                                                            1,471               21,271
Trimble Navigation Ltd*                                                  7,300              270,611
Triumph Group Inc                                                        1,014               82,398
TTM Technologies Inc*                                                    2,500               30,225
Universal Forest Products Inc                                            1,181               33,788
URS Corp*                                                                3,204              184,198
Valmont Industries Inc                                                   1,024               80,374
Vicor Corp                                                               1,051               15,176
Waste Connections Inc*                                                   4,258              135,532
Watts Water Technologies Inc                                             1,855               54,277
Woodward Governor Co                                                     1,737              119,054
X-Rite Inc*                                                              1,787               22,212
                                                                               --------------------
Total Industrial                                                                          7,215,212
                                                                               --------------------


Technology (8.69%)
Actel Corp*                                                              1,218               13,349
Agilysys Inc                                                             1,491               20,710
Allscripts Healthcare Solutions Inc*                                     3,000               53,070
AMIS Holdings Inc*                                                       3,800               29,146
Ansoft Corp*                                                             1,000               29,010
Ansys Inc*                                                               4,752              184,663
ATMI Inc*                                                                2,001               60,210
Avid Technology Inc*                                                     2,399               63,645
Axcelis Technologies Inc*                                                5,102               24,183
Blackbaud Inc                                                            2,700               76,842
Brooks Automation Inc*                                                   4,331               58,165
CACI International Inc*                                                  1,895               86,014
Captaris Inc*                                                            1,544                6,269
Catapult Communications Corp*                                              597                4,328
Ciber Inc*                                                               2,938               20,037
Cohu Inc                                                                   984               15,400
Concur Technologies Inc*                                                 1,500               56,340
Digi International Inc*                                                    989               15,211
Diodes Inc*                                                              1,650               48,543
DSP Group Inc*                                                           1,496               20,241
Epicor Software Corp*                                                    3,100               33,542
EPIQ Systems Inc*                                                        1,281               22,315
Exar Corp*                                                               1,952               17,939
Factset Research Systems Inc                                             2,334              146,295
Hutchinson Technology Inc*                                               1,338               35,203
Informatica Corp*                                                        5,400               92,610
JDA Software Group Inc*                                                  1,393               29,169
Kopin Corp*                                                              3,225               11,610
Kulicke & Soffa Industries Inc*                                          2,607               18,458
Manhattan Associates Inc*                                                1,548               41,997
Mantech International Corp*                                                939               36,330
Mercury Computer Systems Inc*                                            1,010               14,807
Micros Systems Inc*                                                      2,500              180,350
Microsemi Corp*                                                          4,651              106,415
MKS Instruments Inc*                                                     2,000               36,340
MTS Systems Corp                                                         1,024               41,974
Napster Inc*                                                             1,603                4,456
Omnicell Inc*                                                              900               23,733
Pericom Semiconductor Corp*                                              1,192               19,751
Phase Forward Inc*                                                       2,400               58,560
Phoenix Technologies Ltd*                                                1,166               15,858
Photronics Inc*                                                          2,089               21,496
Progress Software Corp*                                                  2,349               74,299
Quality Systems Inc                                                        800               23,672
Radiant Systems Inc*                                                     1,286               20,537
Radisys Corp*                                                              829               12,883
Rudolph Technologies Inc*                                                1,360               16,252
SI International Inc*                                                      800               20,768
Skyworks Solutions Inc*                                                  9,282               84,281
Smith Micro Software Inc*                                                  900                7,209
SPSS Inc*                                                                1,104               39,899
Standard Microsystems Corp*                                              1,264               44,581
Stratasys Inc*                                                           1,200               29,988
Supertex Inc*                                                              890               30,216
Synaptics Inc*                                                           1,300               72,202
SYNNEX Corp*                                                               700               14,462
Take-Two Interactive Software Inc*                                       4,154               62,227
THQ Inc*                                                                 4,085               99,878
TradeStation Group Inc*                                                  1,300               15,509
Tyler Technologies Inc*                                                    900               13,554
Ultratech Inc*                                                           1,126               13,489
Varian Semiconductor Equipment Associates Inc*                           5,015              208,173
Veeco Instruments Inc*                                                   1,520               25,506
                                                                               --------------------
Total Technology                                                                          2,824,169
                                                                               --------------------

Utilities (5.99%)
Allete Inc                                                               1,780               72,909
American States Water Co                                                 1,045               43,524
Atmos Energy Corp                                                        5,438              142,421
Avista Corp                                                              3,283               70,191
Central Vermont Public Service Corp                                        573               15,849
CH Energy Group Inc                                                        808               35,811
Cleco Corp                                                               3,540               98,908
CROCS Inc*                                                               4,200              163,926
El Paso Electric Co*                                                     2,842               73,068
Energen Corp                                                             4,430              282,368
Laclede Group Inc/The                                                    1,063               36,578
New Jersey Resources Corp                                                1,614               81,426
Northwest Natural Gas Co                                                 1,701               81,597
Piedmont Natural Gas Co                                                  4,620              120,305
South Jersey Industries Inc                                              1,800               66,420
Southern Union Co                                                        6,608              197,248
Southwest Gas Corp                                                       2,579               74,584
UGI Corp                                                                 6,510              172,123
UIL Holdings Corp                                                        1,540               55,162
Unisource Energy Corp                                                    2,052               63,467
                                                                               --------------------
Total Utilities                                                                           1,947,885
                                                                               --------------------

Total Common Stock (Cost $24,347,977)                                                    30,905,845
                                                                               --------------------

Corporate Bond (Cost $15,000) (0.04%)                               Par Value
Mueller Industry 11/01/2014 6.00%                                       15,000               13,688
                                                                               --------------------

Short-Term Investments (5.01%)

Money Fund (0.09%)                                                   Shares
California Investment Trust - The United States Treasury Trust          28,998               28,998
                                                                               --------------------

United States Treasury Bills (4.92%)                                Par Value
United States Treasury Bill 12/06/2007                               1,100,000            1,099,439
United States Treasury Bill 12/27/2007                                 500,000              498,689
                                                                               --------------------
Total United States Treasury Bills                                                        1,598,128
                                                                               --------------------

Total Short-Term Investments (Cost $1,627,126)                                            1,627,126
                                                                               --------------------

Total Investments (Cost $25,990,103) (a) (100.13%)                                       32,546,659
Other Net Liabilities (-0.13%)                                                              (41,712)
                                                                               --------------------
Net Assets (100.00%)                                                                     32,504,947
                                                                               --------------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $25,990,103. At 11/30/2007 unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                  10,250,565
Unrealized (Depreciation)                                                                (3,689,060)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                                6,561,505
                                                                               --------------------

December 2007 RUSSELL MINI 2000 FUTURES HELD                                20
Unrealized Appreciation (Depreciation)                             $   (54,950)



EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (85.16%)

Basic Materials (3.70%)                                                Shares              Value

Chemicals (1.78%)
Praxair Inc                                                              4,592              392,065
Sherwin-Williams Co/The                                                  1,746              109,701
                                                                               --------------------
                                                                                            501,766
                                                                               --------------------

Forest Products & Paper (1.01%)
Plum Creek Timber Co Inc                                                 6,150              285,176

Mining (0.91%)
Alcoa Inc                                                                7,050              256,409
                                                                               --------------------
Total Basic Material                                                                      1,043,351
                                                                               --------------------

Communications (4.09%)

Media (2.29%)
McGraw-Hill Cos Inc/The                                                 13,178              646,776

Telecommunications (1.80%)
AT&T Inc                                                                13,244              506,053
                                                                               --------------------
Total Communications                                                                      1,152,829
                                                                               --------------------

Consumer, Cyclical (10.02%)

Apparel (0.53%)
Hanesbrands Inc*                                                         1,937               54,682
Liz Claiborne Inc                                                        3,736               93,736
                                                                               --------------------
                                                                                            148,418
                                                                               --------------------

Auto Manufacturers (1.32%)
Ford Motor Co*                                                          49,500              371,745

Home Furnishings (0.24%)
Leggett & Platt Inc                                                      3,325               68,429

Retail (7.93%)
Lowe's Cos Inc                                                          14,200              346,622
McDonald's Corp                                                         15,268              892,720
Ross Stores Inc                                                          3,692               97,395
Sears Holdings Corp*                                                       717               75,651
Target Corp                                                              6,939              416,756
TJX Cos Inc                                                              7,050              206,847
Wal-Mart Stores Inc                                                      4,181              200,270
                                                                               --------------------
                                                                                          2,236,261
                                                                               --------------------
Total Consumer, Cyclical                                                                  2,824,853
                                                                               --------------------

Consumer, Non-Cyclical (18.67%)

Agriculture (2.18%)
Altria Group Inc                                                         2,500              193,900
Reynolds American Inc                                                    5,992              419,560
                                                                               --------------------
                                                                                            613,460
                                                                               --------------------

Beverages (3.89%)
Anheuser-Busch Cos Inc                                                   3,736              196,962
Coca-Cola Co/The                                                        14,500              900,450
                                                                               --------------------
                                                                                          1,097,412
                                                                               --------------------

Commercial Services (1.53%)
Moody's Corp                                                             5,092              191,765
Western Union Co/The                                                    10,609              239,763
                                                                               --------------------
                                                                                            431,528
                                                                               --------------------

Cosmetics / Personal Care (1.02%)
Procter & Gamble Co                                                      3,880              287,120

Food (2.45%)
Kraft Foods Inc                                                          4,384              151,467
Sara Lee Corp                                                           15,200              255,816
Tyson Foods Inc                                                         19,072              284,364
                                                                               --------------------
                                                                                            691,647
                                                                               --------------------

Healthcare-Products (2.72%)
Baxter International Inc                                                12,811              766,995

Healthcare-Services (1.70%)
Aetna Inc                                                                8,584              479,674

Household Products / Wares (0.61%)
ACCO Brands Corp*                                                          510                8,522
Fortune Brands Inc                                                       2,146              164,491
                                                                               --------------------
                                                                                            173,013
                                                                               --------------------

Pharmaceuticals (2.57%)
AmerisourceBergen Corp                                                   6,906              313,325
Merck & Co Inc                                                           1,200               71,232
Pfizer Inc                                                              13,900              330,264
PharMerica Corp*                                                           575                8,470
                                                                               --------------------
                                                                                            723,291
                                                                               --------------------

Total Consumer, Non-Cyclical                                                              5,264,140
                                                                               --------------------

Energy (11.65%)

Oil & Gas (10.21%)
Apache Corp                                                              5,126              496,146
Chevron Corp                                                             3,840              337,037
ConocoPhillips                                                           5,348              428,054
Devon Energy Corp                                                        5,852              484,604
ENSCO International Inc                                                  4,170              224,555
Exxon Mobil Corp                                                         7,736              689,742
Transocean Inc                                                           1,582              217,152
                                                                               --------------------
                                                                                          2,877,290
                                                                               --------------------

Oil & Gas Services (1.26%)
Baker Hughes Inc                                                         2,780              223,151
Tidewater Inc                                                            2,680              131,025
                                                                               --------------------
                                                                                            354,176
                                                                               --------------------

Pipelines (0.18%)
Spectra Energy Corp                                                      2,100               51,744
                                                                               --------------------
Total Energy                                                                              3,283,210
                                                                               --------------------

Financial (21.56%)

Banks (6.87%)
Bank of America Corp                                                    16,016              738,818
Fifth Third Bancorp                                                      9,523              284,833
SunTrust Banks Inc                                                       2,602              182,426
Wells Fargo & Co                                                        22,494              729,480
                                                                               --------------------
                                                                                          1,935,557
                                                                               --------------------

Diversified Financial Services (2.19%)
Citigroup Inc                                                           14,811              493,206
Franklin Resources Inc                                                   1,000              123,180
                                                                               --------------------
                                                                                            616,386
                                                                               --------------------

Insurance (6.57%)
American International Group Inc                                         5,225              303,729
Arthur J Gallagher & Co                                                  7,700              202,356
Fidelity National Financial Inc                                          4,559               71,212
Marsh & McLennan Cos Inc                                                13,700              344,144
MetLife Inc                                                              7,328              480,644
StanCorp Financial Group Inc                                             6,950              362,026
XL Capital Ltd                                                           1,501               87,854
                                                                               --------------------
                                                                                          1,851,965
                                                                               --------------------

REITS (5.94%)
Annaly Capital Management Inc                                            7,408              127,492
Boston Properties Inc                                                    2,146              211,209
iStar Financial Inc                                                      4,604              134,759
Kimco Realty Corp                                                        4,926              194,528
Realty Income Corp                                                       9,108              259,578
Simon Property Group Inc                                                 2,680              263,846
SL Green Realty Corp                                                     2,780              288,842
Vornado Realty Trust                                                     2,146              193,140
                                                                               --------------------
                                                                                          1,673,394
                                                                               --------------------

                                                                               --------------------
Total Financial                                                                           6,077,302
                                                                               --------------------

Industrial (4.52%)

Aerospace / Defense (0.02%)
Raytheon Co                                                                220                5,621

Building Materials (0.30%)
Masco Corp                                                               3,804               85,210

Hand/Machine Tools (0.51%)
Stanley Works/The                                                        2,780              144,977

Machinery - Construction & Mining (1.35%)
Caterpillar Inc                                                          5,292              380,495

Metal Fabricate / Hardware (0.78%)
Worthington Industries Inc                                              10,400              220,376

Miscellaneous Manufacturing (1.55%)
3M Co                                                                    3,212              267,431
ITT Corp                                                                 2,634              169,735
                                                                               --------------------
                                                                                            437,166
                                                                               --------------------
Total Industrial                                                                          1,273,845
                                                                               --------------------

Technology (6.07%)

Computers (2.60%)
Dell Inc*                                                               12,249              300,590
Diebold Inc                                                              2,146               72,878
Hewlett-Packard Co                                                       7,050              360,678
                                                                               --------------------
                                                                                            734,146
                                                                               --------------------
Office / Business Equipment (0.31%)
Pitney Bowes Inc                                                         2,280               87,780

Semiconductors (1.97%)
Intel Corp                                                              21,263              554,539

Software (1.19%)
Fidelity National Information Services Inc                               2,008               86,786
Microsoft Corp                                                           7,373              247,733
                                                                               --------------------
                                                                                            334,519
                                                                               --------------------
Total Technology                                                                          1,710,984
                                                                               --------------------

Utilities (4.88%)

Electric (4.88%)
Consolidated Edison Inc                                                  7,700              373,065
Duke Energy Corp                                                         4,200               83,117
Entergy Corp                                                             2,146              256,532
Exelon Corp                                                              3,846              311,794
Progress Energy Inc                                                      1,979               96,614
SCANA Corp                                                               6,000              255,659
                                                                               --------------------
                                                                                          1,376,781
                                                                               --------------------

Total Utilities                                                                           1,376,781
                                                                               --------------------
Total Common Stock (Cost $18,462,922)                                                    24,007,295
                                                                               --------------------
Short-Term Investments (14.64%)

Money Fund (0.14%)
California Investment Trust - The United States Treasury Trust          40,149               40,149
                                                                               --------------------
United States Treasury Bills (14.50%)                               Par Value
United States Treasury Bill 12/06/2007                                 200,000              199,897
United States Treasury Bill 12/27/2007                               3,300,000            3,291,138
United States Treasury Bill 02/28/2008                                 600,000              595,531
                                                                               --------------------
Total United States Treasury Bills                                                        4,086,566
                                                                               --------------------
Total Short-Term Investments (Cost $4,126,715)                                            4,126,715
                                                                               --------------------
Total Investment (Cost $22,589,448) (a) (99.80%)                                         28,134,010
Other Net Assets (0.20%)                                                                     55,637
                                                                               --------------------
Net Assets (100.00%)                                                                     28,189,647
                                                                               --------------------
* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $22,589,448. At 11/30/2007 unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                   7,132,742
Unrealized (Depreciation)                                                               (1,580,348)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                                5,552,394
                                                                               --------------------


December 2007 S&P 500 INDEX FUTURES HELD                                     6
Unrealized Appreciation (Depreciation)                             $   (21,402)



EUROPEAN GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (98.42%)

Basic Materials (6.12%)                                               Shares                Value

Chemicals (2.34%)
Arkema ADR*                                                                148                9,339
BASF AG ADR*                                                             1,744              241,544
Bayer AG ADR                                                             1,515              124,533
                                                                               --------------------
                                                                                            375,416
                                                                               --------------------

Mining (3.78%)
Anglo American PLC ADR                                                   3,320              111,851
BHP Billiton Ltd ADR                                                     1,000               75,830
Rio Tinto PLC ADR                                                          900              420,732
                                                                               --------------------
                                                                                            608,413
                                                                               --------------------
Total Basic Materials                                                                       983,829
                                                                               --------------------
Communications (17.36%)

Telecommunications (17.36%)
Alcatel-Lucent ADR                                                       1,772               14,353
BT Group PLC ADR                                                         2,960              174,255
Deutsche Telekom AG ADR                                                 10,725              236,486
France Telecom SA ADR                                                    6,500              246,675
Nokia OYJ ADR                                                           15,928              626,448
Telecom Italia SpA ADR                                                   2,947               93,479
Telefonaktiebolaget LM Ericsson ADR                                      5,494              134,383
Telefonica SA ADR                                                        5,265              530,028
Vodafone Group PLC ADR                                                  19,733              735,054
                                                                               --------------------
                                                                                          2,791,161
                                                                               --------------------
Total Communications                                                                      2,791,161
                                                                               --------------------
Consumer, Cyclical (2.24%)

Auto Manufacturers (1.24%)
Daimler AG                                                               3,535              359,403
                                                                               --------------------
Total Consumer, Cyclical                                                                    359,403
                                                                               --------------------
Consumer, Non-Cyclical (17.79%)

Beverages (1.32%)
Diageo PLC ADR                                                           2,335              211,504

Cosmetics / Personal Care (0.69%)
L'Oreal SA ADR                                                           4,005              111,339

Food (5.12%)
Nestle SA ADR                                                            4,965              592,821
Unilever NV ADR                                                          6,508              230,513
                                                                               --------------------
                                                                                            823,334
                                                                               --------------------
Pharmaceuticals (10.66%)
AstraZeneca PLC ADR                                                      5,198              246,281
GlaxoSmithKline PLC ADR                                                 10,088              531,436
Novartis AG ADR                                                          9,157              517,554
Roche Holding AG ADR                                                     4,416              418,637
                                                                               --------------------
                                                                                          1,713,908
                                                                               --------------------
Total Consumer, Non-Cyclical                                                              2,860,085
                                                                               --------------------
Energy (16.19%)

Oil & Gas (16.19%)
BP PLC ADR                                                              10,776              783,846
ENI SpA ADR                                                              4,332              309,998
Royal Dutch Shell B PLC ADR                                              3,435              276,998
Royal Dutch Shell A PLC ADR                                              6,720              547,210
Total SA ADR                                                             8,458              684,421
                                                                               --------------------
                                                                                          2,602,473
                                                                               --------------------
Total Energy                                                                              2,602,473
                                                                               --------------------

Financial (29.25%)

Banks (22.31%)
ABN AMRO Holding NV ADR                                                  6,467              338,030
Banco Bilbao Vizcaya Argentaria SA ADR                                  13,679              339,786
Banco Santander SA ADR                                                  22,858              489,618
Barclays PLC ADR                                                         8,051              373,244
BNP Paribas ADR                                                          5,452              306,948
Credit Suisse Group ADR                                                  3,753              226,381
Deutsche Bank AG                                                         1,796              236,623
HSBC Holdings PLC ADR                                                    8,265              706,658
Lloyds TSB Group PLC ADR                                                 5,255              214,299
UBS AG                                                                   7,050              355,884
                                                                               --------------------
                                                                                          3,587,471
                                                                               --------------------

Insurance (6.94%)
Aegon NV ADR                                                             3,110               55,265
Allianz SE ADR                                                          15,257              313,989
AXA SA ADR                                                               6,484              264,871
ING Groep NV ADR                                                         8,132              315,359
Prudential PLC ADR                                                       2,089               58,408
Swiss Reinsurance ADR                                                      960               71,040
Zurich Financial Services AG ADR                                         1,265               36,622
                                                                               --------------------
                                                                                          1,115,554
                                                                               --------------------
Total Financial                                                                           4,703,025
                                                                               --------------------

Industrial (3.87%)

Electronics (1.01%)
Koninklijke Philips Electronics NV ADR                                   3,884              161,613

Miscellaneous Manufacturing (2.86%)
Siemens AG ADR                                                           3,035              460,622
                                                                               --------------------
Total Industrial                                                                            622,235
                                                                               --------------------

Technology (1.07%)

Software (1.07%)
SAP AG ADR                                                               3,367              172,458
                                                                               --------------------
Total Technology                                                                            172,458
                                                                               --------------------

Utilities (4.54%)

Electric (2.92%)
E.ON AG ADR                                                              6,935              469,154

Water (1.63%)
Suez SA ADR                                                              3,937              260,827
                                                                               --------------------
Total Utilities                                                                             729,981
                                                                               --------------------
Total Common Stock (Cost $11,032,434)                                                    15,824,650
                                                                               --------------------

Short-Term Investments (1.31%)

Money Fund (0.07%)
California Investment Trust - The United States Treasury Trust          10,980               10,980
                                                                               --------------------


United States Treasury Bills (1.24%)
United States Treasury Bill 12/20/2007                                 200,000              199,620
                                                                               --------------------
Total United States Treasury Bills                                                          199,620
                                                                               --------------------

Total Short-Term Investments (Cost $210,600)                                                210,600
                                                                               --------------------
Total Investments (Cost $11,243,034) (a) (99.73%)                                        16,035,250
Other Net Assets (0.27%)                                                                     42,844
                                                                               --------------------
Net Assets (100.00%)                                                                     16,078,094
                                                                               --------------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $11,243,594. At 11/30/2007, unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                   5,123,718
Unrealized (Depreciation)                                                                  (332,062)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                                4,791,656
                                                                               --------------------


NASDAQ 100 INDEX FUND
PORTFOLIO OF INVESTMENTS, 11/30/07 (UNAUDITED)
COMMON STOCK (94.18%)

Basic Materials (0.35%)                                               Shares                Value
Sigma-Aldrich Corp                                                       1,636               86,135
                                                                               --------------------
Total Basic Material                                                                         86,135
                                                                               --------------------

Communications (27.52%)
Akamai Technologies Inc*                                                 2,100               79,926
Amazon.Com Inc*                                                          3,646              330,182
Check Point Software Technologies*                                       2,906               66,315
Checkfree Corp*                                                          1,114               53,026
Cisco Systems Inc*                                                      28,680              803,614
Comcast Corp*                                                           18,944              389,110
Discovery Holding Co*                                                    3,067               75,019
eBay Inc*                                                               13,239              443,904
EchoStar Communications Corp*                                            2,814              121,283
Expedia Inc*                                                             3,716              121,142
Google Inc*                                                              1,864            1,291,752
IAC/InterActiveCorp*                                                     3,902              108,593
Juniper Networks Inc*                                                    4,439              131,927
Lamar Advertising Co                                                     1,015               52,790
Leap Wireless International Inc*                                           900               31,239
Level 3 Communications Inc*                                             19,500               65,520
Liberty Global Inc*                                                      2,512              102,037
Liberty Media Corp - Interactive*                                        7,600              153,140
Millicom International Cellular SA*                                      1,300              155,064
Monster Worldwide Inc*                                                   1,718               58,017
NII Holdings Inc*                                                        2,193              120,966
Qualcomm Inc                                                            26,754            1,091,028
Sirius Satellite Radio Inc*                                             20,679               79,201
Symantec Corp*                                                          12,073              214,899
Telefonaktiebolaget LM Ericsson ADR                                      1,800               44,028
Tellabs Inc*                                                             3,293               22,919
VeriSign Inc*                                                            3,014              123,273
Virgin Media Inc                                                         4,692               89,148
XM Satellite Radio Holdings Inc*                                         4,152               64,771
Yahoo! Inc*                                                              8,388              224,882
                                                                               --------------------
Total Communications                                                                      6,708,715
                                                                               --------------------

Consumer, Cyclical (7.72%)
Bed Bath & Beyond Inc*                                                   4,744              149,199
Cintas Corp                                                              2,496               79,847
Costco Wholesale Corp                                                    3,004              202,470
Fastenal Co                                                              1,908               75,633
Paccar Inc                                                               5,500              278,355
PetSmart Inc                                                             1,828               52,061
Ross Stores Inc                                                          1,836               48,434
Ryanair Holdings plc ADR*                                                1,500               60,855
Sears Holdings Corp*                                                     1,969              207,749
Staples Inc                                                              6,231              147,675
Starbucks Corp*                                                         13,706              320,583
UAL Corp*                                                                1,400               57,316
Wynn Resorts Ltd                                                         1,600              203,104
                                                                               --------------------
Total Consumer, Cyclical                                                                  1,883,281
                                                                               --------------------

Consumer, Non-Cyclical (14.06%)
Amgen Inc*                                                               6,613              365,368
Amylin Pharmaceuticals Inc*                                              1,700               64,923
Apollo Group Inc*                                                        2,298              175,843
Biogen Idec Inc*                                                         4,154              307,894
Celgene Corp*                                                            4,900              301,595
Cephalon Inc*                                                              800               59,936
Dentsply International Inc                                               1,888               80,769
Express Scripts Inc*                                                     2,988              202,437
Genzyme Corp*                                                            4,271              320,026
Gilead Sciences Inc*                                                    11,922              554,850
Henry Schein Inc*                                                        1,200               70,980
Intuitive Surgical Inc*                                                    500              163,840
Patterson Cos Inc*                                                       1,704               54,835
Paychex Inc                                                              4,733              184,587
Sepracor Inc*                                                            1,400               37,142
Teva Pharmaceutical Industries Ltd                                       8,134              363,020
Vertex Pharmaceuticals Inc*                                              1,800               45,702
Whole Foods Market Inc                                                   1,738               74,751
                                                                               --------------------
Total Consumer, Non-Cyclical                                                              3,428,498
                                                                               --------------------

Energy (0.16%)
Patterson-UTI Energy Inc                                                 2,049               38,624
                                                                               --------------------
Total Energy                                                                                 38,624
                                                                               --------------------

Industrial (3.54%)
CH Robinson Worldwide Inc                                                2,246              115,781
Expeditors International Washington Inc                                  2,700              126,684
Flextronics International Ltd*                                           8,618              103,071
Foster Wheeler Ltd*                                                      1,000              149,000
Garmin Ltd                                                               2,680              287,698
Joy Global Inc                                                           1,400               81,200
                                                                               --------------------
Total Industrial                                                                            863,434
                                                                               --------------------

Technology (40.83%)
Activision Inc*                                                          3,349               74,180
Adobe Systems Inc*                                                       7,540              317,736
Altera Corp                                                              6,269              117,732
Apple Inc*                                                              16,048            2,924,267
Applied Materials Inc                                                    9,312              175,345
Autodesk Inc*                                                            3,100              145,979
BEA Systems Inc*                                                         4,755               75,272
Broadcom Corp*                                                           5,536              148,033
Cadence Design Systems Inc*                                              3,830               63,578
Citrix Systems Inc*                                                      2,799              103,507
Cognizant Technology Solutions Corp*                                     3,800              118,180
Dell Inc*                                                               10,857              266,431
Electronic Arts Inc*                                                     4,104              230,604
Fiserv Inc*                                                              2,673              137,205
Infosys Technologies Ltd                                                 1,500               63,225
Intel Corp                                                              27,006              704,316
Intuit Inc*                                                              5,544              162,550
Kla-Tencor Corp                                                          3,082              148,183
Lam Research Corp*                                                       1,671               76,615
Linear Technology Corp                                                   4,549              138,563
Logitech International SA*                                               2,300               78,269
Marvell Technology Group Ltd*                                            7,390              110,407
Microchip Technology Inc                                                 2,416               69,557
Microsoft Corp                                                          42,710            1,435,056
Network Appliance Inc*                                                   4,814              118,954
Nvidia Corp*                                                             6,997              220,685
Oracle Corp*                                                            28,182              568,713
Research In Motion Ltd*                                                  7,389              841,016
SanDisk Corp*                                                            2,724              101,987
Sun Microsystems Inc                                                     5,009              104,086
Xilinx Inc                                                               5,158              112,959
                                                                               --------------------
Total Technology                                                                          9,953,190
                                                                               --------------------

Total Common Stock (Cost $17,412,467)                                                    22,961,877

Short-Term Investments (5.80%)

Money Fund (0.07%)
California Investment Trust - The United States Treasury Trust          16,690               16,690
                                                                               --------------------

United States Treasury Bills (5.73%)                               Par Value
United States Treasury Bill 12/06/2007                                 900,000              899,534
United States Treasury Bill 12/13/2007                                 200,000              199,743
United States Treasury Bill 12/20/2007                                 200,000              199,646
United States Treasury Bill 02/28/2008                                 100,000               99,256
                                                                               --------------------
Total United States Treasury Bills                                                        1,398,179
                                                                               --------------------
Total Short-Term Investments (Cost $1,414,869)                                            1,414,869
                                                                               --------------------
Total Investments (Cost $18,827,285) (a) (99.98%)                                        24,376,746
Other Net Assets (0.02%)                                                                      5,234
                                                                               --------------------
Net Assets (100.00%)                                                                     24,381,980
                                                                               --------------------

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $18,933,834. At 11/30/2007, unrealized appreciation (depreciation) of securities is as follows:

Unrealized Appreciation                                                                   7,869,207
Unrealized (Depreciation)                                                                (2,426,295)
                                                                               --------------------
Net Unrealized Appreciation (Depreciation)                                                5,442,912
                                                                               --------------------

December  2007 NASDAQ 100 FUTURES HELD                                       6
Unrealized Appreciation (Depreciation)                             $   (20,429)

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


California Investment Trust


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Stephen C. Rogers
-------------------------------------
       Stephen C. Rogers,
President (as Principal Executive Officer)

Date January 29, 2008


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 29, 2008